UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Updated June 27, 2024

Explanatory Note:

This Amendment No. 1 to the Form N-CSR for the period ended April 30, 2025, originally filed with the Securities and Exchange Commission on July 10, 2025, is being filed solely to add the missing signature date(s) on the signature page and the required certification exhibits, which were inadvertently omitted in the original filing. No other changes have been made to the disclosure in the original Form N-CSR.

Item 1. Reports to Stockholders.

Defiance Daily Target 2X Long AVGO ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long AVGO ETF Ticker: AVGX (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long AVGO ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/avgx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVGO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVGO ETF	$ 85	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long AVGO ETF (NAV)
S&P 500® Total Return Index
17,500
15,000
12,500
10,000
7,500
5,000
$9,997
$9,159
8/21/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 8/21/24
Defiance Daily Target 2X Long AVGO ETF - at NAV	- 8.41%
S&P 500 ® Total Return Index	- 0.03%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/avgx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, AVGX had a NAV total return of -8.41%. AVGX seeks to deliver twice the daily performance of AVGO. Therefore, any fluctuations in AVGO’s stock price are magnified in AVGX. Periods of high volatility can lead to amplified gains or losses.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Investor sentiment towards the semiconductor industry and technology sector at large can impact AVGO's stock performance. Broader market trends, including interest rate changes and economic indicators, may have influenced investor behavior during this period. Developments within the semiconductor industry, such as supply chain dynamics, demand for chips, and competition, could have affected Broadcom's stock performance. Positive industry trends may have supported the stock's rise, while challenges could have contributed to its subsequent decline. Broadcom's stock experienced significant fluctuations, reaching an all-time high in December before declining by the end of April. These movements were influenced by the company's earnings performance, investor sentiment, and broader sector trends.

Defiance Daily Target 2X Long AVGO ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 72,117
Number of Holdings	6
Total Advisory Fee	$ 439,855
Portfolio Turnover	1,661%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
Broadcom, Inc.	7.4%
Broadcom, Inc. Swap; Maturity Date: 01/20/2026	- 4.0%
First American Government Obligations Fund - Class X, 4.25%	2.6%
Broadcom, Inc. Swap; Maturity Date: 09/15/2025	- 1.1%
Broadcom, Inc. Swap; Maturity Date: 10/28/2025	0.0%*
Broadcom, Inc. Swap; Maturity Date: 11/10/2025	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/avgx .

Defiance Daily Target 2X Long HIMS ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long HIMS ETF Ticker: HIMZ (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long HIMS ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/himz . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HIMS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HIMS ETF	$ 15	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations March 12, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long HIMS ETF (NAV)
S&P 500® Total Return Index
12,000
10,000
8,000
6,000
$9,962
$7,805
3/12/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 3/12/25
Defiance Daily Target 2X Long HIMS ETF - at NAV	- 21.94%
S&P 500 ® Total Return Index	- 0.38%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/himz for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, HIMZ had a NAV return of -21.94%. HIMZ seeks to deliver twice the daily performance of HIMS. Therefore, any fluctuations in HIMS's stock price are magnified in HIMZ.

What Factors Influenced Performance

The fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets. High volatility in HIMS's stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time. Hims & Hers Health's performance and stock volatility was shaped by external competitive pressures, regulatory changes, and internal strategic decisions. The initial decline in March was driven by intensified competition and regulatory constraints on compounded medications. However, the company's swift strategic pivot to personalized treatments contributed to a stock recovery in April, demonstrating resilience in a dynamic market environment.

Defiance Daily Target 2X Long HIMS ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 17,564
Number of Holdings	3
Total Advisory Fee	$ 8,034
Portfolio Turnover	251%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
First American Government Obligations Fund - Class X, 4.25%	7.6%
Hims & Hers Health, Inc.	4.6%
Hims & Hers Health, Inc. Swap; Maturity Date: 04/13/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/himz .

Defiance Daily Target 2X Long HOOD ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long HOOD ETF Ticker: HOOX (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long HOOD ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/hoox . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HOOD ETF	$ 18	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations March 18, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long HOOD ETF (NAV)
S&P 500® Total Return Index
14,000
12,000
10,000
8,000
$13,125
$9,931
3/18/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 3/18/25
Defiance Daily Target 2X Long HOOD ETF - at NAV	31.25%
S&P 500 ® Total Return Index	- 0.69%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/hoox for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, HOOX had a NAV return of 31.25%. HOOX seeks to deliver twice the daily performance of HOOD. Therefore, any fluctuations in HOOD’s stock price are magnified in HOOX.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

HOOX's performance was driven by Robinhood's strong financial results, strategic expansions, favorable regulatory outlook, and positive market sentiment. Robinhood launched 24-hour/five days a week trading. This move aimed to cater to the growing demand for flexible trading hours, potentially increasing user engagement and trading volumes. This resulted in stronger trading volumes, and increased market volatility.

Defiance Daily Target 2X Long HOOD ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 3,938
Number of Holdings	3
Total Advisory Fee	$ 3,615
Portfolio Turnover	210%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
First American Government Obligations Fund - Class X, 4.25%	17.7%
Robinhood Markets, Inc. - Class A	12.1%
Robinhood Markets, Inc. Swap; Maturity Date: 04/20/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/hoox .

Defiance Daily Target 2X Long IONQ ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long IONQ ETF Ticker: IONX (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long IONQ ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/ionx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IONQ ETF	$ 24	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations March 11, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long IONQ ETF (NAV)
S&P 500® Total Return Index
17,500
15,000
12,500
10,000
$17,250
$10,011
3/11/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 3/11/25
Defiance Daily Target 2X Long IONQ ETF - at NAV	72.50%
S&P 500 ® Total Return Index	0.11%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/ionx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, IONX had a NAV return of 72.50%. IONX seeks to deliver twice the daily performance of IONQ. Therefore, any fluctuations in IONQ's stock price are magnified in IONX.

What Factors Influenced Performance

The fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple. High volatility in IONQ's stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time. IONQ’s performance was shaped by external skepticism from industry leaders, strategic financial maneuvers, and investor reactions to financial results. While early March saw declines due to doubts about quantum computing's near-term viability, mid-March strategic investments and insider purchases helped stabilize the stock. April's financial disclosures introduced volatility, but technical support levels and renewed investor interest contributed to a significant rally by month's end.

Defiance Daily Target 2X Long IONQ ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 24,153
Number of Holdings	3
Total Advisory Fee	$ 24,298
Portfolio Turnover	314%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
IonQ, Inc.	7.9%
First American Government Obligations Fund - Class X, 4.25%	2.2%
IonQ, Inc. Swap; Maturity Date: 04/02/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/ionx .

Defiance Daily Target 2X Long LLY ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long LLY ETF Ticker: LLYX (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long LLY ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/llyx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LLY ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LLY ETF	$ 101	1.31%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations August 7, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long LLY ETF (NAV)
S&P 500® Total Return Index
17,500
15,000
12,500
10,000
7,500
$11,115
$10,817
8/7/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 8/7/24
Defiance Daily Target 2X Long LLY ETF - at NAV	11.16%
S&P 500 ® Total Return Index	8.17%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/llyx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, LLYX had a NAV return of 11.16%. LLYX seeks to deliver twice the daily performance of LLY. Therefore, any fluctuations in LLY’s stock price are magnified in LLYX.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Eli Lilly's stock experienced notable highs and lows, driven by product innovations, financial results, and market conditions. Investors closely monitored developments in the company's pharmaceutical pipeline and market performance during this period. Eli Lilly's advancements in weight-loss and diabetes treatments significantly impacted investor sentiment. Additionally, promising results from the weight-loss pill orforglipron contributed to stock movements. The company's financial performance, including revenue and profit figures, influenced stock prices. For instance, a 45% increase in fourth-quarter revenue to $13.53 billion was a positive driver.

Defiance Daily Target 2X Long LLY ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 19,230
Number of Holdings	5
Total Advisory Fee	$ 104,767
Portfolio Turnover	1,232%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
Eli Lilly & Co. Swap; Maturity Date: 09/08/2025	5.7%
Eli Lilly & Co.	4.2%
First American Government Obligations Fund - Class X, 4.25%	4.1%
Eli Lilly & Co. Swap; Maturity Date: 05/19/2026	0.0%*
Eli Lilly & Co. Swap; Maturity Date: 11/10/2025	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/llyx .

Defiance Daily Target 2X Long MSTR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long MSTR ETF Ticker: MSTX (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long MSTR ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/mstx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MSTR ETF	$ 173	1.30%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations August 14, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long MSTR ETF (NAV)
S&P 500® Total Return Index
50,000
40,000
30,000
20,000
10,000
0
$27,598
$10,307
8/14/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 8/14/24
Defiance Daily Target 2X Long MSTR ETF - at NAV	175.98%
S&P 500 ® Total Return Index	3.07%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/mstx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, MSTX had a NAV total return of 175.98%. These gains are primarily attributed to the strong performance of MSTR, which is closely tied to Bitcoin's price movements. Initially launched with 1.75x leverage, MSTX increased its leverage to 2x on October 29, 2024, to meet investor demand for higher exposure. The fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the fund's ability to maintain its targeted exposure which resulted in the frequent utilization of options – both standard listed and flex. MSTX employs daily leverage, aiming for 2x the daily return of MSTR. In volatile markets, this can lead to 'volatility drag,' where the fund's performance diverges negatively from the expected multiple over longer periods.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

MicroStrategy's stock demonstrated significant volatility, largely driven by its Bitcoin investment strategy and the broader cryptocurrency market dynamics. The company's aggressive accumulation of Bitcoin, strategic capital raising, and market sentiment have all played pivotal roles in shaping its stock performance during this period. MicroStrategy's significant Bitcoin holdings made its stock highly sensitive to cryptocurrency market trends. The stock's rise to its November peak coincided with Bitcoin's rally, while subsequent declines mirrored Bitcoin's volatility. MicroStrategy's statements from its executives reaffirming their commitment to a Bitcoin-centric strategy impacted investor confidence and stock valuation.

Defiance Daily Target 2X Long MSTR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 1,666,424
Number of Holdings	9
Total Advisory Fee	$ 9,081,075
Portfolio Turnover	4,006%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
Microstrategy, Inc. Swap; Maturity Date: 10/22/2025	23.5%
First American Government Obligations Fund - Class X, 4.25%	8.5%
MicroStrategy Inc. Option, Expiration: 05/02/2025; Exercise Price: $300.01	8.0%
Dreyfus Government Cash Management - Class Institutional, 4.21%	7.0%
Microstrategy, Inc. Swap; Maturity Date: 03/06/2026	3.6%
MicroStrategy, Inc. Option, Expiration: 05/05/2025; Exercise Price: $300.01	3.1%
MicroStrategy, Inc. - Class A	2.3%
Microstrategy, Inc. Swap; Maturity Date: 05/29/2026	0.0%*
Microstrategy, Inc. Swap; Maturity Date: 09/15/2025	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/mstx .

Defiance Daily Target 2X Long NVO ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long NVO ETF Ticker: NVOX (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long NVO ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/nvox . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long NVO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long NVO ETF	$ 35	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations December 2, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long NVO ETF (NAV)
S&P 500® Total Return Index
12,500
10,000
7,500
5,000
2,500
$9,257
$3,135
12/2/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 12/2/24
Defiance Daily Target 2X Long NVO ETF - at NAV	- 68.70%
S&P 500 ® Total Return Index	- 7.43%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/nvox for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, NVOX had a NAV return of -68.70%. NVOX seeks to deliver twice the daily performance of NVO. Therefore, any fluctuations in NVO’s stock price are magnified in NVOX. Leveraged ETFs like NVOX reset their exposure daily. In volatile or sideways markets, this daily rebalancing can lead to 'volatility drag,' where the ETF's performance diverges negatively from the expected multiple of the underlying asset's return.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Novo Nordisk's performance was impacted by increased competition in the weight-loss drug market, regulatory challenges in the U.S., leadership changes, and setbacks in product development. While the company demonstrated strong financial results in Q1, these external factors contributed to investor caution and stock volatility during this period.

Defiance Daily Target 2X Long NVO ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 3,415
Number of Holdings	4
Total Advisory Fee	$ 11,876
Portfolio Turnover	508%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
Novo Nordisk AS Swap; Maturity Date: 01/12/2026	- 13.6%
First American Government Obligations Fund - Class X, 4.25%	10.0%
Novo Nordisk AS - ADR	7.0%
Novo Nordisk AS Swap; Maturity Date: 01/05/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/nvox .

Defiance Daily Target 2X Long ORCL ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long ORCL ETF Ticker: ORCX (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Daily Target 2X Long ORCL ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/orcx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ORCL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ORCL ETF	$ 25	1.36%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations February 6, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long ORCL ETF (NAV)
S&P 500® Total Return Index
10,500
9,000
7,500
6,000
$9,184
$6,125
2/6/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 2/6/25
Defiance Daily Target 2X Long ORCL ETF - at NAV	- 38.74%
S&P 500 ® Total Return Index	- 8.16%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/orcx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, ORCX had a NAV return of -38.74%. ORCX's returns are directly linked to Oracle's daily stock performance. Any fluctuations in Oracle's stock price are magnified in ORCX due to its 2x leverage.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets. Oracle's stock performance was influenced by its strategic investments in AI infrastructure, robust financial results, expansion of multi-cloud partnerships, and involvement in high-profile data management discussions. These developments underscore Oracle's evolving role in cloud computing and AI, positioning the company for potential long-term growth despite short-term stock volatility.

Defiance Daily Target 2X Long ORCL ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 2,818
Number of Holdings	4
Total Advisory Fee	$ 6,450
Portfolio Turnover	541%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
First American Government Obligations Fund - Class X, 4.25%	22.9%
Oracle Corp.	7.4%
Oracle Corp. Swap; Maturity Date: 03/09/2026	4.4%
Oracle Corp. Swap; Maturity Date: 03/13/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/orcx .

Defiance Daily Target 2X Long RGTI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long RGTI ETF Ticker: RGTX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RGTI ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/rgtx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RGTI ETF	$ 11	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations March 31, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RGTI ETF (NAV)
S&P 500® Total Return Index
11,500
11,000
10,500
10,000
9,500
$11,395
$9,932
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 3/31/25
Defiance Daily Target 2X Long RGTI ETF - at NAV	13.95%
S&P 500 ® Total Return Index	- 0.68%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/rgtx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, RGTX had a NAV return of 13.95%. Since its inception, RGTX has experienced significant volatility. This volatility reflects the leveraged nature of the fund and the performance of its underlying asset, Rigetti Computing Inc.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

High volatility in RGTI's stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time. Rigetti's stock performance in April 2025 was driven by its selection for a significant government initiative, a substantial investment from a strategic partner, and advancements in its quantum computing technology. However, financial results highlighted challenges in revenue generation, leading to stock volatility. Investors remain optimistic about Rigetti's long-term prospects in the quantum computing sector, but short-term financial performance continues to be a focal point.

Defiance Daily Target 2X Long RGTI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 2,279
Number of Holdings	3
Total Advisory Fee	$ 1,885
Portfolio Turnover	273%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
First American Government Obligations Fund - Class X, 4.25%	9.5%
Rigetti Computing, Inc.	6.7%
Rigetti Computing, Inc. Swap; Maturity Date: 05/01/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rgtx .

Defiance Daily Target 2X Long RIOT ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long RIOT ETF Ticker: RIOX (Listed on NYSE Arca , Inc.)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RIOT ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/riox . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RIOT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RIOT ETF	$ 21	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations January 2, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RIOT ETF (NAV)
S&P 500® Total Return Index
12,500
10,000
7,500
5,000
2,500
$9,529
$3,440
1/2/2025
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 1/2/25
Defiance Daily Target 2X Long RIOT ETF - at NAV	- 65.65%
S&P 500 ® Total Return Index	- 4.71%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/riox for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, RIOX had a NAV return of -65.65%. RIOX seeks to deliver twice the daily performance of RIOT. Therefore, any fluctuations in RIOT's stock price are magnified in RIOX. As RIOT's operations are closely tied to Bitcoin mining, fluctuations in Bitcoin's price directly affect RIOT's stock performance, and consequently, RIOX's returns. Broader market trends and investor sentiment towards cryptocurrencies and tech stocks, additionally, have influenced RIOT's stock price.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Riot Platforms achieved notable operational milestones, including increased Bitcoin production and hash rate expansion. However, external factors such as Bitcoin price volatility, regulatory changes, and shifting investor sentiment towards alternative crypto investments impacted its stock performance during this period.

Defiance Daily Target 2X Long RIOT ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 14,072
Number of Holdings	4
Total Advisory Fee	$ 34,370
Portfolio Turnover	749%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
Riot Platforms, Inc.	7.1%
First American Government Obligations Fund - Class X, 4.25%	2.3%
Riot Platforms, Inc. Swap; Maturity Date: 03/06/2026	- 0.7%
Riot Platforms, Inc. Swap; Maturity Date: 02/03/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/riox .

Defiance Daily Target 2X Long RKLB ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long RKLB ETF Ticker: RKLX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long RKLB ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/rklx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RKLB ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RKLB ETF	$ 19	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations March 12, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long RKLB ETF (NAV)
S&P 500® Total Return Index
14,000
12,000
10,000
8,000
$12,245
$9,962
3/12/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 3/12/25
Defiance Daily Target 2X Long RKLB ETF - at NAV	22.50%
S&P 500 ® Total Return Index	- 0.38%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/rklx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, RKLX had a NAV return of 22.50%. RKLX seeks to deliver twice the daily performance of RKLB. Any fluctuations in RKLB’s stock price are magnified in RKLX. The fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Broader market trends and investor sentiment towards the aerospace and defense sector can influence RKLB's stock price, thereby affecting RKLX's performance. RKLB faced challenges in March 2025 due to disappointing earnings but rebounded in April, driven by strategic contracts and partnerships. These events underscore the company's resilience and its growing role in the aerospace and defense sectors.

Defiance Daily Target 2X Long RKLB ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 7,348
Number of Holdings	3
Total Advisory Fee	$ 5,372
Portfolio Turnover	416%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
First American Government Obligations Fund - Class X, 4.25%	11.2%
Rocket Lab USA, Inc.	4.0%
Rocket Lab USA, Inc. Swap; Maturity Date: 04/13/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rklx .

Defiance Daily Target 2X Long SMCI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long SMCI ETF Ticker: SMCX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long SMCI ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/smcx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SMCI ETF	$ 52	1.42%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long SMCI ETF (NAV)
S&P 500® Total Return Index
12,500
10,000
7,500
5,000
2,500
0
$9,997
$613
8/21/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 8/21/24
Defiance Daily Target 2X Long SMCI ETF - at NAV	- 93.87%
S&P 500 ® Total Return Index	- 0.03%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/smcx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, SMCX had a NAV return of -93.87%. SMCX seeks to deliver twice the daily performance of SMCI. Therefore, any fluctuations in SMCI’s stock price are magnified in SMCX. SMCX's performance was influenced by the underlying movements of SMCI's stock, the effects of leverage and compounding, market volatility, and the fund's derivative strategies. While offering the potential for amplified exposure to SMCI's daily performance, the fund's leveraged structure necessitates careful consideration and active management. The fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the fund's ability to maintain its targeted exposure which resulted in the frequent utilization of options – both standard listed and flex.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

SMCI's stock demonstrated significant volatility, largely driven by internal challenges and broader market dynamics. The company faced scrutiny over accounting practices and corporate governance, raising concerns about a potential Nasdaq delisting.

Defiance Daily Target 2X Long SMCI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 233,301
Number of Holdings	7
Total Advisory Fee	$ 1,287,052
Portfolio Turnover	2,869%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
Super Micro Computer, Inc. Swap: Maturity Date: 03/10/2026	- 10.1%
Super Micro Computer, Inc.	9.6%
First American Government Obligations Fund - Class X, 4.25%	8.0%
Dreyfus Government Cash Management - Class Institutional, 4.21%	0.0%*
Super Micro Computer, Inc. Swap: Maturity Date: 10/16/2025	- 0.0%^
Super Micro Computer, Inc. Swap: Maturity Date: 12/09/2025	0.0%~
Super Micro Computer, Inc. Swap: Maturity Date: 09/29/2025	0.0%~

*   Less than 0.05% of net assets. ^   Less than -0.05% of net assets. ~ Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Material Fund Changes: Effective November 18, 2024 , the Fund executed a 1:20 reverse stock split of its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smcx .

Defiance Daily Target 2X Short SMCI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Short SMCI ETF Ticker: SMCZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short SMCI ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/smcz . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short SMCI ETF	$ 10	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations March 31, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short SMCI (NAV)
S&P 500® Total Return Index
10,000
9,500
9,000
8,500
$9,932
$8,530
03/31/2025
04/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 3/31/25
Defiance Daily Target 2X Short SMCI ETF - at NAV	-14.70%
S&P 500 ® Total Return Index	-0.68%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/smcz for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, SMCZ had a NAV return of -14.70%. SMCZ seeks to deliver twice the daily inverse performance of SMCI. Therefore, any fluctuations in SMCI’s stock price are magnified in SMCZ. SMCZ's performance was influenced by the underlying movements of SMCI's stock, the effects of leverage and compounding, market volatility, and the fund's derivative strategies. While offering the potential for amplified inverse exposure to SMCI's daily performance, the fund's leveraged structure necessitates careful consideration and active management.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets. High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Defiance Daily Target 2X Short SMCI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 3,839
Number of Holdings	2
Total Advisory Fee	$ 1,978
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
First American Government Obligations Fund - Class X, 4.25%	8.4%
Super Micro Computer, Inc. Swap; Maturity Date: 05/01/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smcz .

Defiance Daily Target 2X Short MSTR ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Short MSTR ETF Ticker: SMST (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short MSTR ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/smst . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short MSTR ETF	$ 45	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short MSTR ETF (NAV)
S&P 500® Total Return Index
12,500
10,000
7,500
5,000
2,500
0
$10,040
$151
8/20/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 8/20/24
Defiance Daily Target 2X Short MSTR ETF - at NAV	- 98.48%
S&P 500 ® Total Return Index	0.40%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/smst for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, SMST had a NAV return of -98.48%. These losses are primarily attributed to the strong performance of MSTR, which is closely tied to Bitcoin's price movements. Initially launched with -1.5x leverage, SMST increased its leverage to -2x on October 29, 2024, to meet investor demand for higher exposure.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

MicroStrategy's significant Bitcoin holdings mean that its stock price is highly correlated with Bitcoin's performance. As Bitcoin rallied, MSTR's stock surged, leading to losses for SMST. SMST's 2x inverse leverage amplifies daily losses when MSTR's stock rises. The compounding effect of daily rebalancing in volatile markets can lead to returns that deviate significantly from the expected -2x multiple over longer periods.

Defiance Daily Target 2X Short MSTR ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 41,744
Number of Holdings	4
Total Advisory Fee	$ 271,234
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
First American Government Obligations Fund - Class X, 4.25%	14.7%
MicroStrategy, Inc. Swap; Maturity Date: 02/01/2026	- 3.0%
MicroStrategy, Inc. Swap; Maturity Date: 11/25/2025	0.0%
MicroStrategy, Inc. Swap; Maturity Date: 09/19/2025	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Material Fund Changes: Effective November 18, 2024 , the Fund executed a 1:5 reverse stock split on its issued and outstanding shares. Effective May 23, 2025, the Fund executed a 1:20 reverse stock split on its issued and outstanding shares.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/smst .

Defiance Daily Target 2X Long SOFI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2025 Defiance Daily Target 2X Long SOFI ETF Ticker: SOFX (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Long SOFI ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/sofx . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOFI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOFI ETF	$ 28	1.29%

Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations January 15, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Long SOFI ETF (NAV)
S&P 500® Total Return Index
12,000
10,000
8,000
6,000
4,000
$9,394
$5,110
1/15/2025
1/31/2025
2/28/2025
3/31/2025
4/30/2025

Annual Performance

Returns for the Period ending April 30, 2025	Since Inception 1/15/25
Defiance Daily Target 2X Long SOFI ETF - at NAV	- 48.85%
S&P 500 ® Total Return Index	- 6.06%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/sofx for more recent performance information.

How did the Fund perform last year and what affected its performance?

From inception through 4/30/25, SOFX had a NAV return of -48.85%.%. SOFX's returns are directly tied to the daily performance of SOFI. Any decline in SOFI's stock price will be magnified in SOFX due to its 2x leverage. SOFI's stock performance was influenced by a combination of internal financial projections, strong quarterly results, macroeconomic factors, and analyst sentiments. While the company's conservative 2025 outlook initially led to a stock decline, subsequent positive developments, including raised guidance, helped restore investor confidence.

What Factors Influenced Performance

The Fund's 2x leverage means that over periods longer than a day, the effects of compounding can lead to returns that deviate significantly from the expected 2x multiple, especially in volatile markets.

High volatility in the underlying stock can exacerbate the compounding effects, leading to greater divergence from the expected performance over time.

Defiance Daily Target 2X Long SOFI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2025 )

Fund Size (Thousands)	$ 19,325
Number of Holdings	4
Total Advisory Fee	$ 37,877
Portfolio Turnover	458%

What did the Fund invest in?

(as of April 30, 2025 )

Security Type (% of net assets)

Security Type - Other Financial Instruments
(% of net assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	% of Total Net Assets
SoFi Technologies, Inc.	7.9%
First American Government Obligations Fund - Class X, 4.25%	7.8%
SoFi Technologies, Inc. Swap; Maturity Date: 03/06/2026	- 6.1%
SoFi Technologies, Inc. Swap; Maturity Date: 02/16/2026	0.0%*

*	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/sofx .

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Daily Target 2X Long AVGO ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long HIMS ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long HOOD ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long IONQ ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long LLY ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long MSTR ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long NVO ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long ORCL ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long RGTI ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long RIOT ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long RKLB ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long SMCI ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Long SOFI ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short MSTR ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Daily Target 2X Short SMCI ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2025

Tidal Trust II
• Defiance Daily Target 2X Long AVGO ETF	| AVGX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long HIMS ETF	| HIMZ	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long HOOD ETF	| HOOX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long IONQ ETF	| IONX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long LLY ETF	| LLYX	| NYSE Arca, Inc.
• Defiance Daily Target 2X Long MSTR ETF	| MSTX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long NVO ETF	| NVOX	| NYSE Arca, Inc.
• Defiance Daily Target 2X Long ORCL ETF	| ORCX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long RGTI ETF	| RGTX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long RIOT ETF	| RIOX	| NYSE Arca, Inc.
• Defiance Daily Target 2X Long RKLB ETF	| RKLX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long SMCI ETF	| SMCX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long SOFI ETF	| SOFX	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Short MSTR ETF	| SMST	| The Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Short SMCI ETF	| SMCZ	| The Nasdaq Stock Market, LLC

Defiance ETFs
Table of Contents

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long AVGO ETF
Schedule of Investments
COMMON STOCKS - 7.4%	Shares	Value
Semiconductors - 7.4%
Broadcom, Inc.	27,679	$ 5,327,377
TOTAL COMMON STOCKS (Cost $4,555,475)		5,327,377

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.25% (a)	1,867,888	1,867,888
TOTAL SHORT-TERM INVESTMENTS (Cost $1,867,888)		1,867,888
TOTAL INVESTMENTS - 10.0% ( Cost $6,423,363 )		7,195,265
Other Assets in Excess of Liabilities - 90.0%		64,921,694
TOTAL NET ASSETS - 100.0%		$ 72,116,959
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long AVGO ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Broadcom, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination (a)	09/15/2025	$ 20,857,438	$ (785,512)
Broadcom, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Monthly (b)	10/28/2025	39,629,573	–
Broadcom, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly (c)	11/10/2025	69,529,788	–
Broadcom, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 4.00%	Termination (a)	01/20/2026	12,507,500	(2,884,000)
Net Unrealized Appreciation (Depreciation)							$ (3,669,512)

(a)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(b)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination but also periodically throughout the term.

(c)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long HIMS ETF
Schedule of Investments
COMMON STOCKS - 4.6%	Shares	Value
Internet - 4.6%
Hims & Hers Health, Inc. (a)	24,512	$ 811,347
TOTAL COMMON STOCKS (Cost $696,473)		811,347

SHORT-TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
First American Government Obligations Fund - Class X, 4.25% (b)	1,328,804	1,328,804
TOTAL SHORT-TERM INVESTMENTS (Cost $1,328,804)		1,328,804
TOTAL INVESTMENTS - 12.2% ( Cost $2,025,277 )		2,140,151
Other Assets in Excess of Liabilities - 87.8%		15,424,255
TOTAL NET ASSETS - 100.0%		$ 17,564,406
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long HIMS ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Hims & Hers Health, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Monthly (a)	04/13/2026	$ 34,318,080	$ –
Net Unrealized Appreciation (Depreciation)							$ –
(a) Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long HOOD ETF
Schedule of Investments
COMMON STOCKS - 12.1%	Shares	Value
Internet - 12.1%
Robinhood Markets, Inc. - Class A (a)	9,687	$ 475,728
TOTAL COMMON STOCKS (Cost $428,227)		475,728

SHORT-TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
First American Government Obligations Fund - Class X, 4.25% (b)	697,281	697,281
TOTAL SHORT-TERM INVESTMENTS (Cost $697,281)		697,281
TOTAL INVESTMENTS - 29.8% ( Cost $1,125,508 )		1,173,009
Other Assets in Excess of Liabilities - 70.2%		2,764,565
TOTAL NET ASSETS - 100.0%		$ 3,937,574
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long HOOD ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly (a)	04/20/2026	$ 7,400,386	$ –
Net Unrealized Appreciation (Depreciation)							$ –
(a) Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long IONQ ETF
Schedule of Investments
COMMON STOCKS - 7.9%	Shares	Value
Software - 7.9%
IonQ, Inc. (a)	69,523	$ 1,909,102
TOTAL COMMON STOCKS (Cost $1,731,712)		1,909,102

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.25% (b)	528,180	528,180
TOTAL SHORT-TERM INVESTMENTS (Cost $528,180)		528,180
TOTAL INVESTMENTS - 10.1% ( Cost $2,259,892 )		2,437,282
Other Assets in Excess of Liabilities - 89.9%		21,715,767
TOTAL NET ASSETS - 100.0%		$ 24,153,049
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long IONQ ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
IonQ, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.50%	Monthly (a)	04/02/2026	$ 46,403,281	$ –
Net Unrealized Appreciation (Depreciation)							$ –
(a) Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long LLY ETF
Schedule of Investments
COMMON STOCKS - 4.2%	Shares	Value
Pharmaceuticals - 4.2%
Eli Lilly & Co.	879	$ 790,177
TOTAL COMMON STOCKS (Cost $715,749)		790,177

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
First American Government Obligations Fund - Class X, 4.25% (a)	797,590	797,590
TOTAL SHORT-TERM INVESTMENTS (Cost $797,590)		797,590
TOTAL INVESTMENTS - 8.3% ( Cost $1,513,339 )		1,587,767
Other Assets in Excess of Liabilities - 91.7%		17,642,514
TOTAL NET ASSETS - 100.0%		$ 19,230,281
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long LLY ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Eli Lilly & Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination (a)	09/08/2025	$ 8,230,043	$ 1,097,313
Eli Lilly & Co.	Clear Street LLC	Receive	OBFR + 1.25%	Monthly (b)	05/19/2026	13,619,093	–
Eli Lilly & Co.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly (c)	11/10/2025	14,720,306	–
Net Unrealized Appreciation (Depreciation)							$ 1,097,313

(a)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(b)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination but also periodically throughout the term.

(c)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long MSTR ETF
Schedule of Investments
PURCHASED OPTIONS - 11.1% (a)	Notional Amount	Contracts	Value
Call Options - 11.1%
MicroStrategy, Inc. (b)(c)
Expiration: 05/02/2025; Exercise Price: $300.01	$ 627,181,500	16,500	$ 132,814,395
Expiration: 05/05/2025; Exercise Price: $300.01	247,071,500	6,500	52,708,500
TOTAL PURCHASED OPTIONS (Cost $188,070,736)			185,522,895

COMMON STOCKS - 2.3%		Shares
Software - 2.3%
MicroStrategy, Inc. - Class A (a)		100,155	38,069,917
TOTAL COMMON STOCKS (Cost $23,832,884)			38,069,917

SHORT-TERM INVESTMENTS - 15.5%
Money Market Funds - 15.5%
Dreyfus Government Cash Management - Class Institutional, 4.21% (d)		117,275,489	117,275,489
First American Government Obligations Fund - Class X, 4.25% (d)		141,350,215	141,350,215
TOTAL SHORT-TERM INVESTMENTS (Cost $258,625,704)			258,625,704
TOTAL INVESTMENTS - 28.9% ( Cost $470,529,324 )			482,218,516
Other Assets in Excess of Liabilities - 71.1%			1,184,205,576
TOTAL NET ASSETS - 100.0%			$ 1,666,424,092
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long MSTR ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MicroStrategy, Inc.	BMO Bank N.A.	Receive	OBFR + 10.00%	Monthly (a)	05/29/2026	$ 20,754,006	$ –
MicroStrategy, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 16.00%	Termination (b)	03/06/2026	212,451,080	60,733,977
MicroStrategy, Inc.	Clear Street LLC	Receive	OBFR + 17.00%	Termination (c)	10/22/2025	780,044,106	391,949,057
MicroStrategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 15.00%	Monthly (d)	09/15/2025	952,546,157	–
Net Unrealized Appreciation (Depreciation)							$ 452,683,034

(a)       Financing and equity reset of swap is effective on the last day of each month.

(b)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(c)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination but also periodically throughout the term.

(d)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long NVO ETF
Schedule of Investments
COMMON STOCKS - 7.0%	Shares	Value
Pharmaceuticals - 7.0%
Novo Nordisk AS - ADR	3,600	$ 239,220
TOTAL COMMON STOCKS (Cost $223,717)		239,220

SHORT-TERM INVESTMENTS - 10.0%
Money Market Funds - 10.0%
First American Government Obligations Fund - Class X, 4.25% (a)	339,297	339,297
TOTAL SHORT-TERM INVESTMENTS (Cost $339,297)		339,297
TOTAL INVESTMENTS - 17.0% ( Cost $563,014 )		578,517
Other Assets in Excess of Liabilities - 83.0%		2,836,181
TOTAL NET ASSETS - 100.0%		$ 3,414,698
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long NVO ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Novo Nordisk AS - ADR	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly (a)	01/05/2026	$ 4,345,764	$ –
Novo Nordisk AS - ADR	Nomura Securities International, Inc.	Receive	OBFR + 4.00%	Termination (b)	01/12/2026	2,702,237	(462,872)
Net Unrealized Appreciation (Depreciation)							$ (462,872)

(a)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

(b)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long ORCL ETF
Schedule of Investments
COMMON STOCKS - 7.4%	Shares	Value
Information Technology - 7.4%
Oracle Corp.	1,493	$ 210,095
TOTAL COMMON STOCKS (Cost $192,204)		210,095

SHORT-TERM INVESTMENTS - 22.9%
Money Market Funds - 22.9%
First American Government Obligations Fund - Class X, 4.25% (a)	644,553	644,553
TOTAL SHORT-TERM INVESTMENTS (Cost $644,553)		644,553
TOTAL INVESTMENTS - 30.3% ( Cost $836,757 )		854,648
Other Assets in Excess of Liabilities - 69.7%		1,963,511
TOTAL NET ASSETS - 100.0%		$ 2,818,159
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long ORCL ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Oracle Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.40%	Termination (a)	03/09/2026	$ 1,479,264	$ 124,944
Oracle Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly (b)	03/13/2026	3,819,844	–
Net Unrealized Appreciation (Depreciation)							$ 124,944

(a)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(b)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long RGTI ETF
Schedule of Investments
COMMON STOCKS - 6.7%	Shares	Value
Computers - 6.7%
Rigetti Computing, Inc. (a)	17,130	$ 151,943
TOTAL COMMON STOCKS (Cost $141,164)		151,943

SHORT-TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
First American Government Obligations Fund - Class X, 4.25% (b)	216,169	216,169
TOTAL SHORT-TERM INVESTMENTS (Cost $216,169)		216,169
TOTAL INVESTMENTS - 16.2% ( Cost $357,333 )		368,112
Other Assets in Excess of Liabilities - 83.8%		1,911,322
TOTAL NET ASSETS - 100.0%		$ 2,279,434
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long RGTI ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.50%	Monthly (a)	05/01/2026	$ 4,407,060	$ –
Net Unrealized Appreciation (Depreciation)							$ –
(a) Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long RIOT ETF
Schedule of Investments
COMMON STOCKS - 7.1%	Shares	Value
Bitcoin Mining Companies - 7.1%
Riot Platforms, Inc. (a)	136,183	$ 985,965
TOTAL COMMON STOCKS (Cost $962,276)		985,965

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 4.25% (b)	328,756	328,756
TOTAL SHORT-TERM INVESTMENTS (Cost $328,756)		328,756
TOTAL INVESTMENTS - 9.4% ( Cost $1,291,032 )		1,314,721
Other Assets in Excess of Liabilities - 90.6%		12,757,517
TOTAL NET ASSETS - 100.0%		$ 14,072,238
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long RIOT ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Riot Platforms, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.50%	Termination (a)	03/06/2026	$ 5,678,750	$ (103,950)
Riot Platforms, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly (b)	02/03/2026	21,568,945	–
Net Unrealized Appreciation (Depreciation)							$ (103,950)

(a)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(b)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long RKLB ETF
Schedule of Investments
COMMON STOCKS - 4.0%	Shares	Value
Aerospace/Defense - 4.0%
Rocket Lab USA, Inc. (a)	13,332	$ 290,504
TOTAL COMMON STOCKS (Cost $243,230)		290,504

SHORT-TERM INVESTMENTS - 11.2%
Money Market Funds - 11.2%
First American Government Obligations Fund - Class X, 4.25% (b)	825,350	825,350
TOTAL SHORT-TERM INVESTMENTS (Cost $825,350)		825,350
TOTAL INVESTMENTS - 15.2% ( Cost $1,068,580 )		1,115,854
Other Assets in Excess of Liabilities - 84.8%		6,231,686
TOTAL NET ASSETS - 100.0%		$ 7,347,540
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long RKLB ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Rocket Lab USA, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Monthly (a)	04/13/2026	$ 14,405,369	$ –
Net Unrealized Appreciation (Depreciation)							$ –
(a) Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long SMCI ETF
Schedule of Investments
COMMON STOCKS - 9.6%	Shares	Value
Computers - 9.6%
Super Micro Computer, Inc. (a)	705,184	$ 22,467,162
TOTAL COMMON STOCKS (Cost $22,277,246)		22,467,162

SHORT-TERM INVESTMENTS – 8.0%
Money Market Funds – 8.0%
Dreyfus Government Cash Management - Class Institutional, 4.21% (b)	179,975	179,975
First American Government Obligations Fund - Class X, 4.25% (b)	18,500,215	18,500,215
TOTAL SHORT-TERM INVESTMENTS (Cost $18,680,190)		18,680,190
TOTAL INVESTMENTS - 17.6% ( Cost $40,957,436 )		41,147,352
Other Assets in Excess of Liabilities - 82.4%		192,153,418
TOTAL NET ASSETS - 100.0%		$ 233,300,770
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long SMCI ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 16.00%	Termination (a)	10/16/2025	$ 26,904,317	$ (25,310)
Super Micro Computer, Inc.	Clear Street LLC	Receive	OBFR + 6.00%	Monthly (b)	12/09/2025	91,916,100	–
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 10.00%	Monthly (c)	09/29/2025	162,486,000	–
Super Micro Computer, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 30.00%	Termination (a)	03/10/2026	186,420,034	(23,679,154)
Net Unrealized Appreciation (Depreciation)							$ (23,704,464)

(a)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(b)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination but also periodically throughout the term.

(c)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Long SOFI ETF
Schedule of Investments
COMMON STOCKS - 7.9%	Shares	Value
Diversified Financial Services - 7.9%
SoFi Technologies, Inc. (a)	123,438	$ 1,544,209
TOTAL COMMON STOCKS (Cost $1,355,320)		1,544,209

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
First American Government Obligations Fund - Class X, 4.25% (b)	1,499,388	1,499,388
TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,388)		1,499,388
TOTAL INVESTMENTS - 15.7% ( Cost $2,854,708 )		3,043,597
Other Assets in Excess of Liabilities - 84.3%		16,281,549
TOTAL NET ASSETS - 100.0%		$ 19,325,146
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Long SOFI ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
SoFi Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination (a)	03/06/2026	$ 6,806,001	$ (1,173,100)
SoFi Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly (b)	02/16/2026	31,468,267	–
Net Unrealized Appreciation (Depreciation)							$ (1,173,100)

(a)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(b)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Short MSTR ETF
Schedule of Investments
SHORT-TERM INVESTMENTS - 14.7%	Shares	Value
Money Market Funds - 14.7%
First American Government Obligations Fund - Class X, 4.25% (a)	6,145,672	$ 6,145,672
TOTAL SHORT-TERM INVESTMENTS (Cost $6,145,672)		6,145,672
TOTAL INVESTMENTS - 14.7% ( Cost $6,145,672 )		6,145,672
Other Assets in Excess of Liabilities - 85.3%		35,598,724
TOTAL NET ASSETS - 100.0%		$ 41,744,396
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Short MSTR ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MicroStrategy, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (7.50)%	Termination (a)	11/25/2025	$ (3,606,200)	$ (196,703)
MicroStrategy, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (7.50)%	Termination (a)	02/17/2026	(14,146,800)	(1,064,674)
MicroStrategy, Inc.	Marex Capital Markets, Inc.	Pay	(5.00)%	Monthly (b)	09/19/2025	(64,538,497)	–
Net Unrealized Appreciation (Depreciation)							$ (1,261,377)

(a)       Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination.

(b)       Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments & Total Return Swap Contracts	Defiance ETFs
April 30, 2025

Defiance Daily Target 2X Short SMCI ETF
Schedule of Investments
SHORT-TERM INVESTMENTS - 8.4%	Shares	Value
Money Market Funds - 8.4%
First American Government Obligations Fund - Class X, 4.25% (a)	312,479	$ 312,479
TOTAL SHORT-TERM INVESTMENTS (Cost $312,479)		312,479
TOTAL INVESTMENTS - 8.4% ( Cost $312,479 )		312,479
Other Assets in Excess of Liabilities - 91.6%		3,526,666
TOTAL NET ASSETS - 100.0%		$ 3,839,145
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Defiance Daily Target 2X Short SMCI ETF
Schedule of Total Return Swap Contracts
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Pay	(2.00)%	Monthly (a)	05/01/2026	$ (7,682,115)	$ –
Net Unrealized Appreciation (Depreciation)							$ –
(a) Financing and equity reset of swap is effective on the last day of each month and periodically throughout the month.
OBFR - Overnight Bank Funding Rate was 4.33% as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.	15

Statements of Assets and Liabilities	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long AVGO ETF	Defiance Daily Target 2X Long HIMS ETF	Defiance Daily Target 2X Long HOOD ETF	Defiance Daily Target 2X Long IONQ ETF	Defiance Daily Target 2X Long LLY ETF
ASSETS:
Investments, at value (Note 2)	$ 7,195,265	$ 2,140,151	$ 1,173,009	$ 2,437,282	$ 1,587,767
Segregated cash for swap contracts	69,508,844	14,329,958	3,054,818	26,591,815	14,549,891
Unrealized appreciation on swap contracts	–	–	–	–	1,097,313
Receivable for swap contracts	4,184,862	–	–	–	610,278
Receivable for fund shares sold	2,179,668	3,122,800	–	–	3,112,802
Interest receivable	12,034	728	807	1,330	1,663
Other assets	9,302	–	–	–	–
Total assets	83,089,975	19,593,637	4,228,634	29,030,427	20,959,714
LIABILITIES:
Unrealized depreciation on swap contracts	3,669,512	–	–	–	–
Payable for investments purchased	1,129,857	195,349	151,290	215,365	404,532
Payable for swap contracts	3,742,928	1,827,440	136,907	4,643,626	1,314,014
Payable for capital shares redeemed	2,361,307	–	–	–	–
Payable to adviser (Note 4)	69,412	6,442	2,863	18,387	10,887
Total liabilities	10,973,016	2,029,231	291,060	4,877,378	1,729,433
NET ASSETS	$ 72,116,959	$ 17,564,406	$ 3,937,574	$ 24,153,049	$ 19,230,281
NET ASSETS CONSISTS OF:
Paid-in capital	$ 89,029,737	$ 15,461,358	$ 3,044,085	$ 20,707,500	$ 18,367,971
Total distributable earnings/(accumulated losses)	(16,912,778)	2,103,048	893,489	3,445,549	862,310
Total net assets	$ 72,116,959	$ 17,564,406	$ 3,937,574	$ 24,153,049	$ 19,230,281
Net assets	$ 72,116,959	$ 17,564,406	$ 3,937,574	$ 24,153,049	$ 19,230,281
Shares issued and outstanding (a)	3,970,000	1,125,000	150,000	700,000	865,000
Net asset value per share	$ 18.17	$ 15.61	$ 26.25	$ 34.50	$ 22.23
COST:
Investments, at cost	$ 6,423,363	$ 2,025,277	$ 1,125,508	$ 2,259,892	$ 1,513,339

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	16

Statements of Assets and Liabilities	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long MSTR ETF	Defiance Daily Target 2X Long NVO ETF	Defiance Daily Target 2X Long ORCL ETF	Defiance Daily Target 2X Long RGTI ETF	Defiance Daily Target 2X Long RIOT ETF
ASSETS:
Investments, at value (Note 2)	$ 482,218,516	$ 578,517	$ 854,648	$ 368,112	$ 1,314,721
Segregated cash for swap contracts	727,793,860	3,122,857	2,224,558	2,379,042	16,996,960
Unrealized appreciation on swap contracts	452,683,034	–	124,944	–	–
Receivable for swap contracts	–	243,058	93,225	139,510	–
Receivable for investments sold	99,917,165	–	5,628	–	–
Deposit at broker for options contracts	484,120	–	–	–	–
Interest receivable	264,694	1,195	1,347	912	2,023
Dividend tax reclaims receivable	–	352	–	–	–
Other assets	5,038	–	–	–	–
Total assets	1,763,366,427	3,945,979	3,304,350	2,887,576	18,313,704
LIABILITIES:
Unrealized depreciation on swap contracts	–	462,872	–	–	103,950
Payable for investments purchased	52,716,797	20,603	–	46,220	266,800
Payable for capital shares redeemed	10,764,298	–	–	–	–
Payable for swap contracts	32,210,205	42,197	483,311	560,037	3,861,749
Payable to adviser (Note 4)	1,251,035	2,657	2,517	1,885	8,967
Interest payable	–	–	363	–	–
Payable for expense and other liabilities	–	2,952	–	–	–
Total liabilities	96,942,335	531,281	486,191	608,142	4,241,466
NET ASSETS	$ 1,666,424,092	$ 3,414,698	$ 2,818,159	$ 2,279,434	$ 14,072,238
NET ASSETS CONSISTS OF:
Paid-in capital	$ 2,066,784,218	$ 5,296,316	$ 3,765,854	$ 1,824,635	$ 30,827,279
Total distributable earnings/(accumulated losses)	(400,360,126)	(1,881,618)	(947,695)	454,799	(16,755,041)
Total net assets	$ 1,666,424,092	$ 3,414,698	$ 2,818,159	$ 2,279,434	$ 14,072,238
Net assets	$ 1,666,424,092	$ 3,414,698	$ 2,818,159	$ 2,279,434	$ 14,072,238
Shares issued and outstanding (a)	42,575,000	545,000	230,000	100,000	2,045,000
Net asset value per share	$ 39.14	$ 6.27	$ 12.25	$ 22.79	$ 6.88
COST:
Investments, at cost	$ 470,529,324	$ 563,014	$ 836,757	$ 357,333	$ 1,291,032

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	17

Statements of Assets and Liabilities	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long RKLB ETF	Defiance Daily Target 2X Long SMCI ETF	Defiance Daily Target 2X Long SOFI ETF	Defiance Daily Target 2X Short MSTR ETF	Defiance Daily Target 2X Short SMCI ETF
ASSETS:
Investments, at value (Note 2)	$ 1,115,854	$ 41,147,352	$ 3,043,597	$ 6,145,672	$ 312,479
Segregated cash for swap contracts	6,865,488	260,690,085	21,230,792	37,976,481	2,811,040
Receivable for swap contracts	–	–	190,641	345,710	717,898
Interest receivable	2,077	22,924	2,066	14,292	746
Receivable for fund shares sold	–	44,128,080	–	5,622,887	–
Other assets	–	–	–	3,353	400
Deposit at broker for options	–	9,975	–	–	–
Total assets	7,983,419	345,998,416	24,467,096	50,108,395	3,842,563
LIABILITIES:
Unrealized depreciation on swap contracts	–	23,704,464	1,173,100	1,261,377	–
Payable for investments purchased	3,270	19,141,500	581,867	–	–
Payable for swap contracts	628,331	69,617,547	3,372,852	7,058,021	1,439
Payable to adviser (Note 4)	4,278	234,135	14,131	44,601	1,979
Total liabilities	635,879	112,697,646	5,141,950	8,363,999	3,418
NET ASSETS	$ 7,347,540	$ 233,300,770	$ 19,325,146	$ 41,744,396	$ 3,839,145
NET ASSETS CONSISTS OF:
Paid-in capital	$ 6,868,758	$ 373,219,215	$ 26,078,221	$ 56,312,364	$ 3,654,762
Total distributable earnings/(accumulated losses)	478,782	(139,918,445)	(6,753,075)	(14,567,968)	184,383
Total net assets	$ 7,347,540	$ 233,300,770	$ 19,325,146	$ 41,744,396	$ 3,839,145
Net assets	$ 7,347,540	$ 233,300,770	$ 19,325,146	$ 41,744,396	$ 3,839,145
Shares issued and outstanding (a)	300,000	9,517,477	1,890,000	1,384,249	225,000
Net asset value per share	$ 24.49	$ 24.51	$ 10.22	$ 30.16	$ 17.06
COST:
Investments, at cost	$ 1,068,580	$ 40,957,436	$ 2,854,708	$ 6,145,672	$ 312,479

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	18

Statements of Operations	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long AVGO ETF (a)	Defiance Daily Target 2X Long HIMS ETF (b)	Defiance Daily Target 2X Long HOOD ETF (c)	Defiance Daily Target 2X Long IONQ ETF (d)	Defiance Daily Target 2X Long LLY ETF (e)
INVESTMENT INCOME:
Dividend income	$ 21,954	$ –	$ –	$ –	$ 1,112
Interest income	178,552	1,364	1,099	3,004	24,479
Total investment income	200,506	1,364	1,099	3,004	25,591
EXPENSES:
Investment advisory fee (Note 4)	439,855	8,034	3,615	24,298	104,767
Broker interest expense	987	–	–	–	1,620
Total expenses	440,842	8,034	3,615	24,298	106,387
NET INVESTMENT LOSS	(240,336)	(6,670)	(2,516)	(21,294)	(80,796)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(458,747)	(63,938)	(37,566)	(31,692)	47,572
Swap contracts	(12,513,280)	2,058,782	886,070	3,321,145	(276,207)
Net realized gain (loss)	(12,972,027)	1,994,844	848,504	3,289,453	(228,635)
Net change in unrealized appreciation (depreciation) on:
Investments	771,902	114,874	47,501	177,390	74,428
Swap contracts	(3,669,512)	–	–	–	1,097,313
Net change in unrealized appreciation (depreciation)	(2,897,610)	114,874	47,501	177,390	1,171,741
Net realized and unrealized gain (loss)	(15,869,637)	2,109,718	896,005	3,466,843	943,106
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (16,109,973)	$ 2,103,048	$ 893,489	$ 3,445,549	$ 862,310

(a)	Inception date of the Fund was August 21, 2024.
(b)	Inception date of the Fund was March 12, 2025.
(c)	Inception date of the Fund was March 18, 2025.
(d) (e)	Inception date of the Fund was March 11, 2025. Inception date of the Fund was August 7, 2024.

The accompanying notes are an integral part of these financial statements.	19

Statements of Operations	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long MSTR ETF (a)	Defiance Daily Target 2X Long NVO ETF (b)	Defiance Daily Target 2X Long ORCL ETF (c)	Defiance Daily Target 2X Long RGTI ETF (d)	Defiance Daily Target 2X Long RIOT ETF (e)
INVESTMENT INCOME:
Dividend income	$ 15	$ 2,932	$ 831	$ –	$ –
Less: Dividend withholding taxes	–	(440)	–	–	–
Less: Issuance fees	–	(38)	–	–	–
Interest income	3,288,248	6,731	2,592	911	12,525
Total investment income	3,288,263	9,185	3,423	911	12,525
EXPENSES:
Investment advisory fee (Note 4)	9,081,075	11,876	6,450	1,885	34,370
Broker interest expense	37,875	–	363	–	41
Total expenses	9,118,950	11,876	6,813	1,885	34,411
NET INVESTMENT LOSS	(5,830,687)	(2,691)	(3,390)	(974)	(21,886)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,046,098,191)	(85,203)	(61,576)	11,478	(711,828)
Written options contracts	7,445,987	–	–	–	–
Swap contracts	532,505,575	(1,346,355)	(1,025,564)	433,516	(15,941,066)
Net realized gain (loss)	(506,146,629)	(1,431,558)	(1,092,840)	444,994	(16,652,894)
Net change in unrealized appreciation (depreciation) on:
Investments	11,689,192	15,503	17,891	10,779	23,689
Swap contracts	452,683,034	(462,872)	124,944	–	(103,950)
Net change in unrealized appreciation (depreciation)	464,372,226	(447,369)	148,535	10,779	(80,261)
Net realized and unrealized gain (loss)	(41,774,403)	(1,878,927)	(944,305)	455,773	(16,733,155)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (47,605,090)	$ (1,881,618)	$ (947,695)	$ 454,799	$ (16,755,041)

(a)	Inception date of the Fund was August 14, 2024.
(b)	Inception date of the Fund was December 2, 2024.
(c) (d) (e)	Inception date of the Fund was February 6, 2025. Inception date of the Fund was March 31, 2025. Inception date of the Fund was January 2, 2025.

The accompanying notes are an integral part of these financial statements.	20

Statements of Operations	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long RKLB ETF (a)	Defiance Daily Target 2X Long SMCI ETF (b)	Defiance Daily Target 2X Long SOFI ETF (c)	Defiance Daily Target 2X Short MSTR ETF (d)	Defiance Daily Target 2X Short SMCI ETF (e)
INVESTMENT INCOME:
Dividend income	$ –	$ 91	$ –	$ 121	$ –
Interest income	2,522	327,815	11,862	191,908	745
Total investment income	2,522	327,906	11,862	192,029	745
EXPENSES:
Investment advisory fee (Note 4)	5,372	1,287,052	37,877	271,234	1,978
Broker interest expense	–	131,808	–	994	–
Total expenses	5,372	1,418,860	37,877	272,228	1,978
NET INVESTMENT LOSS	(2,850)	(1,090,954)	(26,015)	(80,199)	(1,233)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(34,739)	22,016,183	(453,438)	351	–
Written options contracts	–	18,508	–	–	–
Swap contracts	469,097	(158,513,235)	(5,289,411)	(13,226,743)	185,616
Net realized gain (loss)	434,358	(136,478,544)	(5,742,849)	(13,226,392)	185,616
Net change in unrealized appreciation (depreciation) on:
Investments	47,274	189,916	188,889	–	–
Swap contracts	–	(23,704,464)	(1,173,100)	(1,261,377)	–
Net change in unrealized appreciation (depreciation)	47,274	(23,514,548)	(984,211)	(1,261,377)	–
Net realized and unrealized gain (loss)	481,632	(159,993,092)	(6,727,060)	(14,487,769)	185,616
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 478,782	$(161,084,046)	$ (6,753,075)	$ (14,567,968)	$ 184,383

(a)	Inception date of the Fund was March 12, 2025.
(b)	Inception date of the Fund was August 21, 2024.
(c)	Inception date of the Fund was January 15, 2025.
(d)	Inception date of the Fund was August 20, 2024.
(e)	Inception date of the Fund was March 31, 2025.

The accompanying notes are an integral part of these financial statements.	21

Statements of Changes in Net Assets	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long AVGO ETF	Defiance Daily Target 2X Long HIMS ETF	Defiance Daily Target 2X Long HOOD ETF	Defiance Daily Target 2X Long IONQ ETF
	Period ended April 30, 2025 (a)	Period ended April 30, 2025 (b)	Period ended April 30, 2025 (c)	Period ended April 30, 2025 (d)
OPERATIONS:
Net investment income (loss)	$ (240,336)	$ (6,670)	$ (2,516)	$ (21,294)
Net realized gain (loss)	(12,972,027)	1,994,844	848,504	3,289,453
Net change in unrealized appreciation (depreciation)	(2,897,610)	114,874	47,501	177,390
Net increase (decrease) in net assets from operations	(16,109,973)	2,103,048	893,489	3,445,549
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(806,878)	–	–	–
Total distributions to shareholders	(806,878)	–	–	–
CAPITAL TRANSACTIONS:
Subscriptions	200,800,441	18,981,155	5,070,805	28,285,865
Redemptions	(111,766,631)	(3,519,797)	(2,026,720)	(7,578,365)
Net increase (decrease) in net assets from capital transactions	89,033,810	15,461,358	3,044,085	20,707,500
NET INCREASE (DECREASE) IN NET ASSETS	72,116,959	17,564,406	3,937,574	24,153,049
NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$ 72,116,959	$ 17,564,406	$ 3,937,574	$ 24,153,049
SHARES TRANSACTIONS
Subscriptions	8,435,000	1,400,000	250,000	975,000
Redemptions	(4,465,000)	(275,000)	(100,000)	(275,000)
Total increase (decrease) in shares outstanding	3,970,000	1,125,000	150,000	700,000

(a)	Inception date of the Fund was August 21, 2024.
(b)	Inception date of the Fund was March 12, 2025.
(c)	Inception date of the Fund was March 18, 2025.
(d)	Inception date of the Fund was March 11, 2025.

The accompanying notes are an integral part of these financial statements.	22

Statements of Changes in Net Assets	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long LLY ETF	Defiance Daily Target 2X Long MSTR ETF	Defiance Daily Target 2X Long NVO ETF	Defiance Daily Target 2X Long ORCL ETF
	Period ended April 30, 2025 (a)	Period ended April 30, 2025 (b)	Period ended April 30, 2025 (c)	Period ended April 30, 2025 (d)
OPERATIONS:
Net investment income (loss)	$ (80,796)	$ (5,830,687)	$ (2,691)	$ (3,390)
Net realized gain (loss)	(228,635)	(506,146,629)	(1,431,558)	(1,092,840)
Net change in unrealized appreciation (depreciation)	1,171,741	464,372,226	(447,369)	148,535
Net increase (decrease) in net assets from operations	862,310	(47,605,090)	(1,881,618)	(947,695)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(352,755,036)	–	–
Total distributions to shareholders	–	(352,755,036)	–	–
CAPITAL TRANSACTIONS:
Subscriptions	34,604,179	2,916,653,743	6,661,135	4,990,968
Redemptions	(16,236,208)	(849,869,525)	(1,364,819)	(1,225,114)
Net increase (decrease) in net assets from capital transactions	18,367,971	2,066,784,218	5,296,316	3,765,854
NET INCREASE (DECREASE) IN NET ASSETS	19,230,281	1,666,424,092	3,414,698	2,818,159
NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$ 19,230,281	$ 1,666,424,092	$ 3,414,698	$ 2,818,159
SHARES TRANSACTIONS
Subscriptions	1,635,000	62,375,000	700,000	315,000
Redemptions	(770,000)	(19,800,000)	(155,000)	(85,000)
Total increase (decrease) in shares outstanding	865,000	42,575,000	545,000	230,000

(a)	Inception date of the Fund was August 7, 2024.
(b)	Inception date of the Fund was August 14, 2024.
(c)	Inception date of the Fund was December 2, 2024.
(d)	Inception date of the Fund was February 6, 2025.

The accompanying notes are an integral part of these financial statements.	23

Statements of Changes in Net Assets	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long RGTI ETF	Defiance Daily Target 2X Long RIOT ETF	Defiance Daily Target 2X Long RKLB ETF	Defiance Daily Target 2X Long SMCI ETF
	Period ended April 30, 2025 (a)	Period ended April 30, 2025 (b)	Period ended April 30, 2025 (c)	Period ended April 30, 2025 (d)
OPERATIONS:
Net investment income (loss)	$ (974)	$ (21,886)	$ (2,850)	$ (1,090,954)
Net realized gain (loss)	444,994	(16,652,894)	434,358	(136,478,544)
Net change in unrealized appreciation (depreciation)	10,779	(80,261)	47,274	(23,514,548)
Net increase (decrease) in net assets from operations	454,799	(16,755,041)	478,782	(161,084,046)
CAPITAL TRANSACTIONS:
Subscriptions	3,511,515	37,207,140	10,540,610	637,056,630
Redemptions	(1,686,880)	(6,379,861)	(3,671,852)	(242,671,814)
Net increase (decrease) in net assets from capital transactions	1,824,635	30,827,279	6,868,758	394,384,816
NET INCREASE (DECREASE) IN NET ASSETS	2,279,434	14,072,238	7,347,540	233,300,770
NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$ 2,279,434	$ 14,072,238	$ 7,347,540	$ 233,300,770
SHARES TRANSACTIONS
Subscriptions	175,000	2,415,000	500,000	40,400,000
Redemptions	(75,000)	(370,000)	(200,000)	(10,125,023)
Reverse Stock Split (Note 8)	–	–	–	(20,757,500) (e)
Total increase (decrease) in shares outstanding	100,000	2,045,000	300,000	9,517,477

(a)	Inception date of the Fund was March 31, 2025.
(b)	Inception date of the Fund was January 2, 2025.
(c)	Inception date of the Fund was March 12, 2025.
(d)	Inception date of the Fund was August 21, 2024.
(e)	Share amounts for the Fund have been adjusted for a 1 for 20 reverse stock split effective on November 15, 2024 (Note 8).

The accompanying notes are an integral part of these financial statements.	24

Statements of Changes in Net Assets	Defiance ETFs
April 30, 2025

	Defiance Daily Target 2X Long SOFI ETF	Defiance Daily Target 2X Short MSTR ETF	Defiance Daily Target 2X Short SMCI ETF
	Period ended April 30, 2025 (a)	Period ended April 30, 2025 (b)	Period ended April 30, 2025 (c)
OPERATIONS:
Net investment income (loss)	$ (26,015)	$ (80,199)	$ (1,233)
Net realized gain (loss)	(5,742,849)	(13,226,392)	185,616
Net change in unrealized appreciation (depreciation)	(984,211)	(1,261,377)	–
Net increase (decrease) in net assets from operations	(6,753,075)	(14,567,968)	184,383
CAPITAL TRANSACTIONS:
Subscriptions	31,750,786	431,005,735	6,457,920
Redemptions	(5,672,565)	(374,693,371)	(2,803,158)
Net increase (decrease) in net assets from capital transactions	26,078,221	56,312,364	3,654,762
NET INCREASE (DECREASE) IN NET ASSETS	19,325,146	41,744,396	3,839,145
NET ASSETS:
Beginning of the period	–	–	–
End of the period	$ 19,325,146	$ 41,744,396	$ 3,839,145
SHARES TRANSACTIONS
Subscriptions	2,590,000	103,050,000	375,000
Redemptions	(700,000)	(71,325,015)	(150,000)
Reverse Stock Split (Note 8)	–	(4,040,000) (d)	–
Reverse Stock Split (Note 11)	–	(26,300,736) (e)	–
Total increase (decrease) in shares outstanding	1,890,000	1,384,249	225,000

(a)	Inception date of the Fund was January 15, 2025.
(b)	Inception date of the Fund was August 20, 2024.
(c)	Inception date of the Fund was March 31, 2025.
(d)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 15, 2024 (Note 8).
(e)	Share amounts for the Fund have been adjusted for a 1 for 20 reverse stock split effective on May 23, 2025 (Note 11).

The accompanying notes are an integral part of these financial statements.	25

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long AVGO ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.11)
Net realized and unrealized gain (loss) on investments (c)	(1.46)
Total from investment operations	(1.57)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)
Total distributions	(0.26)
Net asset value, end of period	$18.17
TOTAL RETURN (d)	-8.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$72,117
Ratio of expenses to average net assets (e)	1.29%
Ratio of interest expense to average net assets (e)	0.00% (f)
Ratio of net investment income (loss) to average net assets (e)	(0.70)%
Portfolio turnover rate (d)(g)	1,661%

(a)	Inception date of the Fund was August 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	26

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long HIMS ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	(4.37)
Total from investment operations	(4.39)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$15.61
TOTAL RETURN (d)	-21.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,564
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(1.07)%
Portfolio turnover rate (d)(f)	251%

(a)	Inception date of the Fund was March 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	27

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long HOOD ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	6.27
Total from investment operations	6.25
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$26.25
TOTAL RETURN (d)	31.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,938
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.90)%
Portfolio turnover rate (d)(f)	210%

(a)	Inception date of the Fund was March 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	28

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long IONQ ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.05)
Net realized and unrealized gain (loss) on investments (c)	14.55
Total from investment operations	14.50
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$34.50
TOTAL RETURN (d)	72.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,153
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(1.13)%
Portfolio turnover rate (d)(f)	314%

(a)	Inception date of the Fund was March 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	29

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long LLY ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.15)
Net realized and unrealized gain (loss) on investments (c)	2.38
Total from investment operations	2.23
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$22.23
TOTAL RETURN (d)	11.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,230
Ratio of expenses to average net assets (e)	1.31%
Ratio of interest expense to average net assets (e)	0.02%
Ratio of operational expenses to average net assets excluding interest expense (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.99)%
Portfolio turnover rate (d)(f)	1,232%

(a)	Inception date of the Fund was August 7, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	30

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long MSTR ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.25)
Net realized and unrealized gain (loss) on investments (c)	33.82
Total from investment operations	33.57
LESS DISTRIBUTIONS FROM:
Net investment income	(14.43)
Total distributions	(14.43)
Net asset value, end of period	$39.14
TOTAL RETURN (d)	175.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,666,424
Ratio of expenses to average net assets (e)	1.30%
Ratio of interest expense to average net assets (e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.83)%
Portfolio turnover rate (d)(f)	4,006%

(a)	Inception date of the Fund was August 14, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	31

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long NVO ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.01)
Net realized and unrealized gain (loss) on investments (c)	(13.72)
Total from investment operations	(13.73)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$6.27
TOTAL RETURN (d)	-68.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,415
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.29)%
Portfolio turnover rate (d)(f)	508%

(a)	Inception date of the Fund was December 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	32

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long ORCL ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	(7.73)
Total from investment operations	(7.75)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$12.25
TOTAL RETURN (d)	-38.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,818
Ratio of expenses to average net assets (e)	1.36%
Ratio of interest expense to average net assets (e)	0.07%
Ratio of operational expenses to average net assets excluding interest expense (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.68)%
Portfolio turnover rate (d)(f)	541%

(a)	Inception date of the Fund was February 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	33

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long RGTI ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.01)
Net realized and unrealized gain (loss) on investments (c)	2.80
Total from investment operations	2.79
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$22.79
TOTAL RETURN (d)	13.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,279
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.67)%
Portfolio turnover rate (d)(f)	273%

(a)	Inception date of the Fund was March 31, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	34

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long RIOT ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	(13.10)
Total from investment operations	(13.12)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$6.88
TOTAL RETURN (d)	-65.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,072
Ratio of expenses to average net assets (e)	0.95%
Ratio of interest expense to average net assets (e)	0.00% (f)
Ratio of operational expenses to average net assets excluding interest expense (e)	0.95%
Ratio of net investment income (loss) to average net assets (e)	(0.60)%
Portfolio turnover rate (d)(g)	749%

(a)	Inception date of the Fund was January 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	35

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long RKLB ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	4.51
Total from investment operations	4.49
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$24.49
TOTAL RETURN (d)	22.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,348
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.68)%
Portfolio turnover rate (d)(f)	416%

(a)	Inception date of the Fund was March 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	36

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long SMCI ETF
Period ended April 30, 2025 (a)(b)
PER SHARE DATA:
Net asset value, beginning of period	$400.00
INVESTMENT OPERATIONS:
Net investment loss (c)	(0.35)
Net realized and unrealized gain (loss) on investments (d)	(375.14)
Total from investment operations	(375.49)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$24.51
TOTAL RETURN (e)	-93.87
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$233,301
Ratio of expenses to average net assets (f)	1.42%
Ratio of interest expense to average net assets (f)	0.13%
Ratio of operational expenses to average net assets excluding interest expense (f)	1.29%
Ratio of net investment income (loss) to average net assets (f)	(1.09)%
Portfolio turnover rate (e)(g)	2,869%

(a) (b)

Inception date of the Fund was August 21, 2024.

During the period ended April 30, 2025, the Fund effected the following reverse stock split: November 18, 2024, 1 for 20. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 8 in the Notes to Financial Statements.

(c)	Net investment income per share has been calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	37

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Long SOFI ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.03)
Net realized and unrealized gain (loss) on investments (c)	(9.75)
Total from investment operations	(9.78)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$10.22
TOTAL RETURN (d)	-48.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,325
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.89)%
Portfolio turnover rate (d)(f)	458%

(a)	Inception date of the Fund was January 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	38

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Short MSTR ETF
Period ended April 30, 2025 (a)(b)
PER SHARE DATA:
Net asset value, beginning of period	$2,000.00
INVESTMENT OPERATIONS:
Net investment loss (c)	(0.24)
Net realized and unrealized gain (loss) on investments (d)	(1,969.60)
Total from investment operations	(1,969.84)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$30.16
TOTAL RETURN (e)	-98.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,744
Ratio of expenses to average net assets (f)	1.29%
Ratio of interest expense to average net assets (f)	0.00% (f)
Ratio of operational expenses to average net assets excluding interest expense (f)	1.29%
Ratio of net investment income (loss) to average net assets (f)	(0.38)%
Portfolio turnover rate (e)(h)	0%

(a) (b)

Inception date of the Fund was August 20, 2024.

During the period ended April 30, 2025, the Fund effected the following reverse stock split: November 18, 2024, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 8 in the Notes to Financial Statements. Subsequent to fiscal period end, the Fund effected the following reverse stock split:1 for 20. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 11 in the Notes to Financial Statements.

(c)	Net investment income per share has been calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	39

Financial Highlights	Defiance ETFs
For a share outstanding throughout the period presented.

Defiance Daily Target 2X Short SMCI ETF
Period ended April 30, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.01)
Net realized and unrealized gain (loss) on investments (c)	(2.93)
Total from investment operations	(2.94)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$17.06
TOTAL RETURN (d)	-14.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,839
Ratio of expenses to average net assets (e)	1.29%
Ratio of net investment income (loss) to average net assets (e)	(0.80)%
Portfolio turnover rate (d)(f)	0%

(a)	Inception date of the Fund was March 31, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	40

Notes to Financial Statements	Defiance ETFs
April 30, 2025

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933 , as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance Daily Target 2X Long AVGO ETF (the “AVGX ETF”)	August 21, 2024
Defiance Daily Target 2X Long HIMS ETF (the “HIMZ ETF”)	March 12, 2025
Defiance Daily Target 2X Long HOOD ETF (the “HOOX ETF”)	March 18, 2025
Defiance Daily Target 2X Long IONQ ETF (the “IONX ETF”)	March 11, 2025
Defiance Daily Target 2X Long LLY ETF (the “LLYX ETF”)	August 7, 2024
Defiance Daily Target 2X Long MSTR ETF (the “MSTX ETF”) (a)	August 14, 2024
Defiance Daily Target 2X Long NVO ETF (the “NVOX ETF”)	December 2, 2024
Defiance Daily Target 2X Long ORCL ETF (the “ORCX ETF”)	February 6, 2025
Defiance Daily Target 2X Long RGTI ETF (the “RGTX ETF”)	March 31, 2025
Defiance Daily Target 2X Long RIOT ETF (the “RIOX ETF”)	January 2, 2025
Defiance Daily Target 2X Long RKLB ETF (the “RKLX ETF”)	March 12, 2025
Defiance Daily Target 2X Long SMCI ETF (the “SMCX ETF”)	August 21, 2024
Defiance Daily Target 2X Long SOFI ETF (the “SOFX ETF”)	January 15, 2025
Defiance Daily Target 2X Short MSTR ETF (the “SMST ETF”) (b)	August 20, 2024
Defiance Daily Target 2X Short SMCI ETF (the “SMCZ ETF”)	March 31, 2025

(a)	Effective October 29, 2024, the Fund’s name changed from the Defiance Daily Target 1.75X Long MSTR ETF.
(b)	Effective October 29, 2024, the Fund’s name changed from the Defiance Daily Target 1.5X Short MSTR ETF.

The AVGX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Broadcom, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The HIMZ ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Hims & Hers Health, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The HOOX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Robinhood Markets, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The IONX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of IonQ, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The LLYX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Eli Lilly & Co. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The MSTX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of MicroStrategy, Inc. Prior to October 29, 2024, the Fund was known as the Defiance Daily Target 1.75X Long MSTR ETF and its investment objective was to seek daily leveraged investment results of 1.75 times (175%) the daily percentage change in the share price of MicroStrategy, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The accompanying notes are an integral part of these financial statements.	41

Notes to Financial Statements	Defiance ETFs
April 30, 2025

The NVOX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of NOVO Nordisk AS - ADR. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The ORCX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Oracle Corp. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RGTX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rigetti Computing, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RIOX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Riot Platforms, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The RKLX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Rocket Lab USA, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMCX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of Super Micro Computer, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SOFX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of SoFi Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMST ETF’s primary investment objective is to seek daily inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of MicroStrategy, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

The SMCZ ETF’s primary investment objective is to seek daily inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Super Micro Computer, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Broadcom, Inc. (“AVGO”), Hims & Hers Health, Inc. (“HIMS”), Robinhood Markets, Inc. (“HOOD”), IonQ, Inc (“IONQ”), Eli Lilly & Co. (“LLY”), MicroStrategy, Inc. (“MSTR”), Super Micro Computer, Inc. (“SMCI”), NOVO Nordisk AS – ADR (“NVO”), Oracle Corp. (“ORCL”), Rigetti Computing, Inc. (“RGTI”), Riot Platforms, Inc. (“RIOT”), Rocket Lab USA, Inc. (“RKLB”), and SoFi Technologies, Inc. (“SOFI”) (each an “Underlying Security” and collectively the “Underlying Securities”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.   Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such

The accompanying notes are an integral part of these financial statements.	42

Notes to Financial Statements	Defiance ETFs
April 30, 2025

methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying benchmark that the contract is tracking.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”). If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2025:

The accompanying notes are an integral part of these financial statements.	43

Notes to Financial Statements	Defiance ETFs
April 30, 2025

AVGX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 5,327,377	$ –	$ –	$ 5,327,377
Money Market Funds	1,867,888	–	–	1,867,888
Total Investments	$ 7,195,265	$ –	$ –	$ 7,195,265
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ (3,669,512)	$ –	$ (3,669,512)
Total Other Financial Instruments	$ –	$ (3,669,512)	$ –	$ (3,669,512)

HIMZ ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 811,347	$ –	$ –	$ 811,347
Money Market Funds	1,328,804	–	–	1,328,804
Total Investments	$ 2,140,151	$ –	$ –	$ 2,140,151
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ –	$ –	$ –
Total Other Financial Instruments	$ –	$ –	$ –	$ –

HOOX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 475,728	$ –	$ –	$ 475,728
Money Market Funds	697,281	–	–	697,281
Total Investments	$ 1,173,009	$ –	$ –	$ 1,173,009
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ –	$ –	$ –
Total Other Financial Instruments	$ –	$ –	$ –	$ –

The accompanying notes are an integral part of these financial statements.	44

Notes to Financial Statements	Defiance ETFs
April 30, 2025

IONX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,909,102	$ –	$ –	$ 1,909,102
Money Market Funds	528,180	–	–	528,180
Total Investments	$ 2,437,282	$ –	$ –	$ 2,437,282
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ –	$ –	$ –
Total Other Financial Instruments	$ –	$ –	$ –	$ –

LLYX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 790,177	$ –	$ –	$ 790,177
Money Market Funds	797,590	–	–	797,590
Total Investments	$ 1,587,767	$ –	$ –	$ 1,587,767
Other Financial Instruments:
Total Return Swaps*	$ –	$ 1,097,313	$ –	$ 1,097,313
Total Other Financial Instruments	$ –	$ 1,097,313	$ –	$ 1,097,313

MSTX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$ –	$ 185,522,895	$ –	$ 185,522,895
Common Stocks	38,069,917	–	–	38,069,917
Money Market Funds	258,625,704	–	–	258,625,704
Total Investments	$ 296,695,621	$ 185,522,895	$ –	$ 482,218,516
Other Financial Instruments:
Total Return Swaps*	$ –	$ 452,683,034	$ –	$ 452,683,034
Total Other Financial Instruments	$ –	$ 452,683,034	$ –	$ 452,683,034

NVOX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 239,220	$ –	$ –	$ 239,220
Money Market Funds	339,297	–	–	339,297
Total Investments	$ 578,517	$ –	$ –	$ 578,517
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ (462,872)	$ –	$ (462,872)
Total Other Financial Instruments	$ –	$ (462,872)	$ –	$ (462,872)

The accompanying notes are an integral part of these financial statements.	45

Notes to Financial Statements	Defiance ETFs
April 30, 2025

ORCX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 210,095	$ –	$ –	$ 210,095
Money Market Funds	644,553	–	–	644,553
Total Investments	$ 854,648	$ –	$ –	$ 854,648
Other Financial Instruments:
Total Return Swaps*	$ –	$ 130,644	$ –	$ 130,644
Total Other Financial Instruments	$ –	$ 130,644	$ –	$ 130,644

RGTX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 151,943	$ –	$ –	$ 151,943
Money Market Funds	216,169	–	–	216,169
Total Investments	$ 368,112	$ –	$ –	$ 368,112
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ –	$ –	$ –
Total Other Financial Instruments	$ –	$ –	$ –	$ –

RIOX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 985,965	$ –	$ –	$ 985,965
Money Market Funds	328,756	–	–	328,756
Total Investments	$ 1,314,721	$ –	$ –	$ 1,314,721
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ (103,950)	$ –	$ (103,950)
Total Other Financial Instruments	$ –	$ (103,950)	$ –	$ (103,950)

The accompanying notes are an integral part of these financial statements.	46

Notes to Financial Statements	Defiance ETFs
April 30, 2025

RKLX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 290,504	$ –	$ –	$ 290,504
Money Market Funds	825,350	–	–	825,350
Total Investments	$ 1,115,854	$ –	$ –	$ 1,115,854
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ –	$ –	$ –
Total Other Financial Instruments	$ –	$ –	$ –	$ –

SMCX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 22,467,162	$ –	$ –	$ 22,467,162
Money Market Funds	18,680,190	–	–	18,680,190
Total Investments	$ 41,147,352	$ –	$ –	$ 41,147,352
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	(23,704,464)	–	(23,704,464)
Total Other Financial Instruments	$ –	$ (23,704,464)	$ –	$ (23,704,464)

SOFX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 1,544,209	$ –	$ –	$ 1,544,209
Money Market Funds	1,499,388	–	–	1,499,388
Total Investments	$ 3,043,597	$ –	$ –	$ 3,043,597
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ (1,173,100)	$ –	$ (1,173,100)
Total Other Financial Instruments	$ –	$ (1,173,100)	$ –	$ (1,173,100)

The accompanying notes are an integral part of these financial statements.	47

Notes to Financial Statements	Defiance ETFs
April 30, 2025

SMST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$ 6,145,672	$ –	$ –	$ 6,145,672
Total Investments	$ 6,145,672	$ –	$ –	$ 6,145,672
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ (1,261,377)	$ –	$ (1,261,377)
Total Other Financial Instruments	$ –	$ (1,261,377)	$ –	$ (1,261,377)

SMCZ ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$ 312,479	$ –	$ –	$ 312,479
Total Investments	$ 312,479	$ –	$ –	$ 312,479
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$ –	$ –	$ –	$ –
Total Other Financial Instruments	$ –	$ –	$ –	$ –
* The fair value of each Fund's total return swaps represents the unrealized appreciation (depreciation) as of April 30, 2025.
Refer to the Schedules of Investments for further disaggregation of investment categories.

B.    Derivative Instruments. As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intend to buy with the goal of limiting the risk of a substantial increase in its market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

The accompanying notes are an integral part of these financial statements.	48

Notes to Financial Statements	Defiance ETFs
April 30, 2025

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the- money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Fund will realize a gain in the amount of the premium received.

Each Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended April 30, 2025, each Fund’s monthly average notional value is described below:

The accompanying notes are an integral part of these financial statements.	49

Notes to Financial Statements	Defiance ETFs
April 30, 2025

		Average
		Notional Amount
AVGX ETF	Total Return Swaps	$ 98,036,349
HIMZ ETF	Total Return Swaps	21,904,770
HOOX ETF	Total Return Swaps	5,201,426
IONX ETF	Total Return Swaps	34,268,090
LLYX ETF	Total Return Swaps	24,994,199
MSTX ETF	Purchased Options	760,372,156
	Written Options
	Total Return Swaps	1,059,091,346
NVOX ETF	Total Return Swaps	5,459,887
ORCX ETF	Total Return Swaps	4,730,997
RGTX ETF	Total Return Swaps	4,407,060
RIOX ETF	Total Return Swaps	26,009,488
RKLX ETF	Total Return Swaps	8,973,699
SMCX ETF	Purchased Options	9,855,223
	Written Options	(4,896,000)
	Total Return Swaps	256,383,776
SOFX ETF	Total Return Swaps	25,970,712
SMST ETF	Total Return Swaps	(62,811,050)
SMCZ ETF	Total Return Swaps	(7,682,115)

The accompanying notes are an integral part of these financial statements.	50

Notes to Financial Statements	Defiance ETFs
April 30, 2025

Statements of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2025:

Asset Derivatives			Liability Derivatives
Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
		Investments, at value		Investments, at value
	Purchased Options		Purchased Options
MSTX ETF	Equity Risk	$ 185,522,895	Equity Risk	$ -
		Unrealized appreciation on swap contracts		Unrealized depreciation on swap contracts
	Total Return Swaps		Total Return Swaps
AVGX ETF	Equity Risk	$ -	Equity Risk	$ 3,669,512
HIMZ ETF	Equity Risk	-	Equity Risk	-
HOOX ETF	Equity Risk	-	Equity Risk	-
IONX ETF	Equity Risk	-	Equity Risk	-
LLYX ETF	Equity Risk	1,097,313	Equity Risk	-
MSTX ETF	Equity Risk	452,683,034	Equity Risk	-
NVOX ETF	Equity Risk	-	Equity Risk	462,872
ORCX ETF	Equity Risk	124,944	Equity Risk	-
RGTX ETF	Equity Risk	-	Equity Risk	-
RIOX ETF	Equity Risk	-	Equity Risk	103,950
RKLX ETF	Equity Risk	-	Equity Risk	-
SMCX ETF	Equity Risk	-	Equity Risk	23,704,464
SOFX ETF	Equity Risk	-	Equity Risk	1,173,100
SMST ETF	Equity Risk	-	Equity Risk	1,261,377
SMCZ ETF	Equity Risk	-	Equity Risk	-

The accompanying notes are an integral part of these financial statements.	51

Notes to Financial Statements	Defiance ETFs
April 30, 2025

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended April 30, 2025:

	Realized			Change in Unrealized
Fund:	Instrument:	Location:	Instrument:	Location:
		Net realized gain (loss) on investments		Net change in unrealized appreciation (depreciation) on investments
	Purchased options		Purchased options
MSTX ETF	Equity Risk	$ (1,042,210,821)	Equity Risk	$ (2,547,841)
SMCX ETF	Equity Risk	18,196,369	Equity Risk	-
		Net realized gain (loss) on written options contracts		Net change in unrealized appreciation (depreciation) on written options contracts
	Written options		Written options
MSTX ETF	Equity Risk	$ 7,445,987	Equity Risk	$ -
SMCX ETF	Equity Risk	18,508	Equity Risk	-
		Net realized gain (loss) from swap contracts		Net change in unrealized appreciation (depreciation) on swap contracts
	Swap contracts
AVGX ETF	Equity Risk	$ (12,513,280)	Equity Risk	$ (3,669,512)
HIMZ ETF	Equity Risk	2,058,782	Equity Risk	-
HOOX ETF	Equity Risk	886,070	Equity Risk	-
IONX ETF	Equity Risk	3,321,145	Equity Risk	-
LLYX ETF	Equity Risk	(276,207)	Equity Risk	1,097,313
MSTX ETF	Equity Risk	532,505,575	Equity Risk	452,683,034
NVOX ETF	Equity Risk	(1,346,355)	Equity Risk	(462,872)

The accompanying notes are an integral part of these financial statements.	52

Notes to Financial Statements	Defiance ETFs
April 30, 2025

ORCX ETF	Equity Risk	(1,025,564)	Equity Risk	124,944
RGTX ETF	Equity Risk	433,516	Equity Risk	-
RIOX ETF	Equity Risk	(15,941,066)	Equity Risk	(103,950)
RKLX ETF	Equity Risk	469,097	Equity Risk	-
SMCX ETF	Equity Risk	(158,513,235)	Equity Risk	(23,704,464)
SOFX ETF	Equity Risk	(5,289,411)	Equity Risk	(1,173,100)
SMST ETF	Equity Risk	(13,226,743)	Equity Risk	(1,261,377)
SMCZ ETF	Equity Risk	185,616	Equity Risk	-

The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of April 30, 2025.

Description	Counterparty	Investment Type	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
AVGX ETF		Total Return Swap Contracts
Assets			$ -	$	$ -	$ -	$ -	$ -
Liabilities	Cantor Fitzgerald & Co.		$ 785,512	$ -	$ 785,512	$ -	$ 785,512	$ -
	Clear Street LLC		$ -	$ -	$ -	$ -	$ -	$ -
	Marex Capital Markets, Inc.		$ -	$ -	$ -	$ -	$ -	$ -
	Nomura Securities International, Inc.		$ 2,884,000	$ -	$ 2,884,000	$ -	$ 2,884,000	$ -
HIMZ ETF
Assets			$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Marex Capital Markets, Inc.		$ -	$ -	$ -	$ -	$ -	$ -
HOOX ETF
Assets			$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Marex Capital Markets, Inc.		$ -	$ -	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.	53

Notes to Financial Statements	Defiance ETFs
April 30, 2025

IONX ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
LLYX ETF
Assets	Cantor Fitzgerald & Co.	$ 1,097,313	$ -	$ 1,097,313	$ -	$ -	$ 1,097,313
Liabilities	Clear Street LLC	$ -	$ -	$ -	$ -	$ -	$ -
	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
MSTX ETF
Assets	Cantor Fitzgerald & Co.	$ 60,733,977	$ -	$ 60,733,977	$ -	$ -	$ 60,733,977
	Clear Street LLC	$ 391,949,057	$ -	$ 391,949,057	$ -	$ -	$ 391,949,057
Liabilities	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
	BMO Bank N.A.	$ -	$ -	$ -	$ -	$ -	$ -
NVOX ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Marex Capital Markets, Inc.	$ 462,872	$ -	$ 462,872	$ -	$ 462,872	$ -
	Nomura Securities International, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
ORCX ETF
Assets	Cantor Fitzgerald & Co.	$ 124,944	$ -	$ 124,944	$ -	$ -	$ 124,944
Liabilities	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
RGTX ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
RIOX ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Cantor Fitzgerald & Co.	$ 103,950	$ -	$ 103,950	$ -	$ 103,950	$ -
	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
RKLX ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
SMCX ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Cantor Fitzgerald & Co.	$ 25,310	$ -	$ 25,310	$ -	$ 25,310	$ -
	Clear Street LLC	$ -	$ -	$ -	$ -	$ -	$ -
	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.	54

Notes to Financial Statements	Defiance ETFs
April 30, 2025

	Nomura Securities International, Inc.	$ 23,679,154	$ -	$ 23,679,154	$ -	$ 23,679,154	$ -
SOFX ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Cantor Fitzgerald & Co.	$ 1,173,100	$ -	$ 1,173,100	$ -	$ 1,173,100	$ -
	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
SMST ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Cantor Fitzgerald & Co.	$ 1,261,377	$ -	$ 1,261,377	$ -	$ 1,261,377	$ -
	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -
SMCZ ETF
Assets		$ -	$ -	$ -	$ -	$ -	$ -
Liabilities	Marex Capital Markets, Inc.	$ -	$ -	$ -	$ -	$ -	$ -

C.    Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D.   Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.   Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

The accompanying notes are an integral part of these financial statements.	55

Notes to Financial Statements	Defiance ETFs
April 30, 2025

F.   Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.   Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. The AVGX ETF, HIMZ ETF, HOOX ETF, IONX ETF, MSTX ETF, ORCX ETF, RGTX ETF, RKLX ETF, SMCX ETF, SOFX ETF,

SMST ETF, and SMCZ ETF Shares will not be priced on the days on which the NASDAQ is closed for trading. The LLYX ETF, NVOX ETF, and RIOX ETF Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

H.   Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.   Illiquid Securities . Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J.   Derivatives Transactions . Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K.   Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for net operating loss and overdistribution. These reclassifications have no effect on net assets or NAV per Share. For the periods ended April 30, 2025, the following reclassification adjustments were made:

Fund:	Paid-in Capital	Total Distributable Earnings (Accumulated Losses)
AVGX ETF	$ (4,073)	$ 4,073
HIMZ ETF	-	-
HOOX ETF	-	-
IONX ETF	-	-
LLYX ETF	-	-
MSTX ETF	-	-
NVOX ETF	-	-

The accompanying notes are an integral part of these financial statements.	56

Notes to Financial Statements	Defiance ETFs
April 30, 2025

ORCX ETF	-	-
RGTX ETF	-	-
RIOX ETF	-	-
RKLX ETF	-	-
SMCX ETF	(21,165,601)	21,165,601
SOFX ETF	-	-
SMST ETF	-	-
SMCZ ETF	-	-

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	AVGO Risks. The AVGX ETF invests in swap contracts that are based on the share price of AVGO. This subjects the Fund to certain of the same risks as if it owned shares of AVGO, even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of AVGO, the Fund may also be subject to the following risks:

Indirect Investment in AVGO Risk. AVGO is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of AVGO but will be exposed to the performance of AVGO. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to AVGO but will be subject to declines in the performance of AVGO.

AVGO Trading Risk. The trading price of AVGO may be subject to volatility and could experience wide fluctuations due to various factors. The semiconductors industry, including AVGO, operates within a market that has historically witnessed significant price and volume fluctuations, sometimes unrelated to the companies’ operating performance. Short sellers may also play a significant role in trading AVGO, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence AVGO’s share price disproportionately, as AVGO often receives heightened public attention regardless of its operational performance. Additionally, following periods of market volatility, companies, including AVGO, have faced securities class action litigation. AVGO has been subject to such litigation in the past and continues to defend against such actions. However, any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of AVGO, trading in shares of related funds may be impacted, either temporarily or indefinitely.

AVGO Performance Risk. AVGO may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AVGO to decline. AVGO provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AVGO provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AVGO’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AVGO could decline significantly.

The accompanying notes are an integral part of these financial statements.	57

Notes to Financial Statements	Defiance ETFs
April 30, 2025

Business and Operational Risks. AVGO faces numerous business and operational risks, including adverse global economic conditions that could negatively impact operations. Compliance with governmental regulations and trade restrictions may result in significant expenses, and failure to comply could lead to the cessation of product manufacture and distribution, administrative proceedings, and civil or criminal penalties. Global political and economic instability, along with the failure to realize expected benefits from the VMware, LLC merger, further pose challenges. The company also encounters risks related to acquisitions, investments, joint ventures, and dispositions, which could adversely affect financial results. Additionally, dependency on senior management and the ability to attract and retain qualified personnel are critical to executing AVGO’s business strategy effectively.

Technological and Cybersecurity Risks. AVGO is subject to technological and cybersecurity risks, including potential impairments to the confidentiality, integrity, or availability of IT systems and those of corporate infrastructure vendors, which could have a material adverse effect on the business. Operating in the highly cyclical semiconductor industry, AVGO’s sales are largely dependent on a small number of customers, and any reduction in demand or loss of significant customers could adversely affect the business. Reliance on contract manufacturing and suppliers of critical components within the supply chain, along with the need to purchase materials from a limited number of suppliers, may impact AVGO’s ability to bring products to market. Furthermore, failure to adjust manufacturing and supply chains to meet customer demand accurately could adversely affect operational results.

Legal, Environmental, and Market Risks. AVGO is involved in various legal proceedings, including intellectual property, securities litigation, and employee-related claims, which could adversely affect the business. The company’s growth in the software segment depends on customer acceptance of newer products and services, and incompatibility with operating environments or third-party products could decrease demand. Failure to enter into satisfactory software license agreements and the availability of licensed third-party software are additional concerns. Environmental, social, and governance (ESG) matters, compliance with privacy and data security laws, and adherence to environmental, health, and safety regulations could increase costs and restrict operations. Rapidly decreasing average selling prices of semiconductor products and fluctuations in foreign exchange rates also pose significant risks.

Financial and Stock-Related Risks. AVGO’s financial health is affected by substantial indebtedness, which could hinder the ability to execute business strategies. Instruments governing indebtedness impose restrictions, and servicing debt requires significant cash flows, potentially impacting business operations. The volatility of AVGO’s stock price may result in substantial losses for investors and trigger class action litigation against the company and its management. Stock repurchase fluctuations, the concentration of stock held by a small number of large investors, and uncertainties regarding the continuation of cash dividends further contribute to financial risks. Changes in tax legislation, the maintenance of tax concessions, and potential tax liabilities from VMware’s former association with Dell also significantly impact AVGO’s financial position and operating results.

B.	HIMS Risks. The HIMZ ETF invests in swap contracts and options that are based on the share price of HIMS. This subjects the Fund to certain of the same risks as if it owned shares of HIMS, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of HIMS, the Fund may also be subject to the following risks:

Indirect Investment in HIMS Risk. HIMS is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of HIMS but will be exposed to the performance of HIMS. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to HIMS but will be subject to declines in the performance of HIMS.

HIMS Trading Risk. The trading price of HIMS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HIMS, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HIMS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HIMS, trading in shares of related funds may be impacted, either temporarily or indefinitely.

The accompanying notes are an integral part of these financial statements.	58

Notes to Financial Statements	Defiance ETFs
April 30, 2025

HIMS Performance Risk. HIMS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HIMS to decline. HIMS provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance HIMS provides may not ultimately be accurate. If HIMS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by HIMS could decline significantly.

Healthcare Providers & Services Industry Risks. The healthcare providers and services industry can be significantly affected by changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare services. Profitability in this industry is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare providers and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models.

Business Risks. HIMS’s limited operating history and evolving business model make it difficult to evaluate its prospects, and fluctuations in its operational results and key performance metrics could lead to unmet investor expectations. The ability to expand offerings, attract and retain customers, and navigate evolving privacy, healthcare, and regulatory frameworks is critical; failure in these areas could materially and adversely impact HIMS’s business and financial condition. HIMS operates in highly competitive markets, facing challenges from established healthcare providers, retailers, pharmaceutical companies, and technology firms, which may affect its competitive position. Additionally, the success of HIMS is heavily reliant on its brand reputation, relationships with healthcare providers and medical groups, and compliance with complex healthcare and pharmacy regulations. Security breaches, data loss, legal proceedings, or regulatory changes could harm its operations and reputation. HIMS may require additional capital to support growth, which may not be available on favorable terms. Furthermore, its dual-class stock structure concentrates voting power with the company’s CEO, limiting investors’ influence on critical decisions.

C.	HOOD Risks. The HOOX ETF invests in swap contracts and options that are based on the share price of HOOD. This subjects the Fund to certain of the same risks as if it owned shares of HOOD, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of HOOD, the Fund may also be subject to the following risks:

Indirect Investment in HOOD Risk. HOOD is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of HOOD but will be exposed to the performance of HOOD. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to HOOD but will be subject to declines in the performance of HOOD.

HOOD Trading Risk. The trading price of HOOD may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HOOD, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HOOD’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HOOD, trading in shares of related funds may be impacted, either temporarily or indefinitely.

HOOD Performance Risk. HOOD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HOOD to decline. HOOD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance HOOD provides may not ultimately be accurate. If HOOD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance

The accompanying notes are an integral part of these financial statements.	59

Notes to Financial Statements	Defiance ETFs
April 30, 2025

that could occur as a result of various risks and uncertainties, the market value of common stock issued by HOOD could decline significantly.

HOOD Operational Risks. HOOD’s plans to venture into new international markets introduces significant uncertainties that may not yield desired outcomes. Operations are subject to complex and evolving laws, with non-compliance posing threats to HOOD’s business. Past and potential future regulatory investigations, settlements, and litigation could lead to substantial costs and reputational damage. Intense competition from rivals with greater resources threatens HOOD’s market position and revenue. Failure to retain existing customers or attract new ones, coupled with reduced usage of products and services, may result in declining revenue. Moreover, failure to develop and monetize innovative offerings could diminish competitiveness and revenue streams.

Dependence on complex software and systems entails the risk of interruptions, instability, and flaws, potentially disrupting operations. Reliance on third-party entities for critical functions exposes the company to risks associated with their performance. Additionally, incorporating AI technologies presents business, compliance, and reputational risks. Cybersecurity breaches targeting the company’s systems or customer data could lead to significant financial and reputational damage. Failure to maintain required net capital levels may result in restrictions and regulatory actions.

Risks associated with the effectiveness of compliance and risk management policies and procedures may impact operations under different market conditions. Operating in the highly volatile cryptocurrency market exposes the company to uncertainties and fluctuations affecting trading volumes and revenues.

Regulatory uncertainties surrounding cryptocurrency classification and compliance could lead to scrutiny, fines, and penalties. The complexity of rapidly evolving and difficult-to-interpret cryptocurrency laws and regulations poses challenges and compliance risks. Offering payment and spending services introduces risks related to illegal payments, customer asset loss, disputes, and liabilities. Future issuances of stock may lead to significant dilution, impacting shareholder value. Lastly, concentrated voting power with founders and multi-class stock structures limit shareholder influence over company decisions.

Financial Exchanges and Data Industry Risks. The industry is highly susceptible to fluctuations in economic conditions, changes in market sentiment, and regulatory alterations, which can significantly affect market volatility and trading volumes. Technological disruptions or failures, including cybersecurity breaches, could compromise user data and disrupt trading activities, potentially leading to financial losses for both the company and its users. Additionally, the competitive landscape, with rapid technological advancements and the emergence of new competitors, could impact HOOD’s market share and profitability. Such factors could adversely affect HOOD’s business performance and stock price and, in turn, negatively impact the Fund.

Global Crypto Asset Trading Platform Risks. HOOD has announced plans to expand its crypto asset business. Such an expansion will subject HOOD to risks related to regulatory compliance, such as the potential for increased scrutiny, enhanced anti-money laundering (AML) and know your customer (KYC) requirements, and the need for additional licenses in various jurisdictions. Operational risks will also arise from the complexities of integrating the new platform’s operations, technology, and culture, as well as the need to bolster system security and manage a more extensive technology infrastructure. Market risks, including high volatility and liquidity management challenges, will become more pronounced. Reputational risks could emerge from potential security breaches, operational failures, or regulatory violations, affecting customer trust and market perception. Legal risks may increase due to potential litigation and intellectual property issues. Additionally, HOOD will be subject to financial risks associated with the capital investment required for the expansion.

D.	IONQ Risks. The IONX ETF invests in swap contracts and options that are based on the share price of IONQ. This subjects the Fund to certain of the same risks as if it owned shares of IONQ, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of IONQ, the Fund may also be subject to the following risks:

Indirect Investment in IONQ Risk. IONQ is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of IONQ but will be exposed to the performance of IONQ. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to IONQ but will be subject to declines in the performance of IONQ.

The accompanying notes are an integral part of these financial statements.	60

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April 30, 2025

IONQ Trading Risk. The trading price of IONQ may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading IONQ, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence IONQ’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of IONQ, trading in shares of related funds may be impacted, either temporarily or indefinitely.

IONQ Performance Risk. IONQ may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of IONQ to decline. IONQ provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance IONQ provides may not ultimately be accurate. If IONQ’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by IONQ could decline significantly.

Technology Hardware, Storage & Peripherals Risks. Companies in the technology hardware, storage, and peripherals industry may face intense competition, both domestically and internationally, which can pressure profit margins and market share. These companies often rely on complex supply chains and third-party providers for components, manufacturing, and services. Supply chain disruptions, including the unavailability of critical materials or components, price increases, or delays in production, can adversely affect operations. Many companies in this industry depend on a limited number of suppliers or suppliers concentrated in specific geographic regions, which may increase vulnerability to geopolitical risks, natural disasters, or regulatory changes. Identifying and qualifying alternative suppliers can be time-consuming and costly, with no guarantee of availability. Additionally, operations may be impacted by resource constraints, including shortages of electricity, rare earth elements, or other essential materials. Companies in this industry are also exposed to cybersecurity threats, intellectual property risks, and evolving technological standards, which may increase operational costs and hinder competitiveness.

Business Risks. IONQ is an early-stage business with a limited operating history, a history of operating losses, and an expectation of significant expenses and losses for the foreseeable future. IONQ faces challenges scaling its business, managing growth, and effectively executing its strategies in a nascent and volatile quantum computing industry. The company’s success is highly dependent on its ability to develop scalable quantum computing systems, achieve cost reductions, and maintain competitive positioning in a rapidly evolving market. There is no assurance that IONQ’s technology will achieve broad market adoption, particularly given the technical and economic challenges of the quantum computing sector.

IONQ’s reliance on key employees and its ability to retain talent with specialized knowledge is critical to its operations. Additionally, much of its revenue is concentrated among a few customers, making the business vulnerable to contract terminations or customer loss. Dependence on proprietary ion trap technology and specific isotopic materials introduces supply chain risks, while compatibility with industry-standard software and hardware remains a concern. Intellectual property risks, including the loss or compromise of trade secrets, inability to maintain patent protections, or litigation claims, could harm the company’s competitive edge.

IONQ is also exposed to risks related to international expansion, government contracts, and regulatory changes, including tariffs and trade restrictions. Operational disruptions, cybersecurity threats, and adverse global economic conditions could further impact IONQ’s growth and profitability. If IONQ fails to meet market expectations or achieve forecasted growth, its stock price and long-term prospects could be materially affected.

E.	LLY Risks. The LLYX ETF invests in swap contracts that are based on the share price of LLY. This subjects the Fund to certain of the same risks as if it owned shares of LLY, even though it does not. By virtue of the Fund’s investments in swap contract s that are based on the value of LLY, the Fund may also be subject to the following risks:

Indirect Investment in LLY Risk. LLY is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence

The accompanying notes are an integral part of these financial statements.	61

Notes to Financial Statements	Defiance ETFs
April 30, 2025

management of LLY but will be exposed to the performance of LLY. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to LLY but will be subject to declines in the performance of LLY.

LLY Trading Risk. The trading price of LLY may be subject to volatility and could experience wide fluctuations due to various factors. The pharmaceutical industry, including LLY, operates within a market that has historically witnessed significant price and volume fluctuations, sometimes unrelated to the companies’ operating performance. Short sellers may also play a significant role in trading LLY, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence LLY’s stock price disproportionately, as LLY often receives heightened public attention regardless of its operational performance. Additionally, following periods of market volatility, companies, including LLY, have faced securities class action litigation. LLY has been subject to such litigation in the past and continues to defend against such actions. However, any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of LLY, trading in shares of related funds may be impacted, either temporarily or indefinitely.

LLY Performance Risk. LLY may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of LLY to decline. LLY provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance LLY provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If LLY’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by LLY could decline significantly.

Pharmaceutical Industry Risks: Pharmaceutical research and development are very costly and highly uncertain; LLY may not succeed in developing, licensing, or acquiring commercially successful products sufficient in number or value to replace revenues of products that have lost or will lose intellectual property protection or are displaced by competing products or therapies. LLY and LLY’s products face intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers, and such competition could have a material adverse effect on LLY’s business. LLY’s business is subject to increasing government price controls and other public and private restrictions on pricing, reimbursement, and access for LLY’s drugs, which could have a material adverse effect on LLY’s results of operations, reputation or business. Pharmaceutical products can develop safety or efficacy concerns, which could have a material adverse effect on LLY’s revenues, income, and reputation.

Intellectual Property Risks: LLY derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject LLY to, or exacerbate, various risks. LLY depends on products with intellectual property protection for most of LLY’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of LLY’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. LLY’s long-term success depends on intellectual property protection; if LLY’s intellectual property rights are invalidated, circumvented, or weakened, LLY’s business will be adversely affected.

Operations Risks: Failure, inadequacy, breach of, or unauthorized access to, LLY’s IT systems or those of LLY’s third-party service providers, unauthorized access to LLY’s confidential information, or violations of data protection laws, could each result in material harm to LLY’s business and reputation. Manufacturing, quality, or supply chain difficulties, disruptions, or shortages could lead to product supply problems. Reliance on third-party relationships and outsourcing arrangements could adversely affect LLY’s business. LLY’s use of artificial intelligence or other emerging technologies could adversely impact LLY’s business and financial results.

Intellectual Property Risks: LLY derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject LLY to, or exacerbate, various risks. LLY depends on products with intellectual property protection for most of LLY’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of LLY’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. LLY’s long-term success depends on

The accompanying notes are an integral part of these financial statements.	62

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April 30, 2025

intellectual property protection; if LLY’s intellectual property rights are invalidated, circumvented, or weakened, LLY’s business will be adversely affected.

Government Regulation and Litigation Risks: LLY faces litigation and investigations related to its products, how LLY price or commercialize its products, and other aspects of LLY’s business, which could adversely affect LLY’s business, and LLY is self-insured for such matters. LLY is subject to evolving and complex tax laws, which may result in additional liabilities and affect LLY’s results of operations. Regulatory compliance problems could be damaging to LLY.

F.	MSTR Risks. The MSTX ETF invests in swaps and options contracts that are based on the value of MSTR. This subjects the Funds to certain of the same risks as if they owned shares of MSTR, even though they do not. By virtue of each Fund’s investments in options contracts that are based on the value of MSTR, the Funds may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Funds, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to MSTR but will be subject to declines in the performance of MSTR.

MSTR Trading Risk. The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MSTR may additionally impact MSTR’s share price due to MSTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSTR in the past. While MSTR continues to defend such actions, any judgment against MSTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSTR’s attention and resources. If MSTR trading is halted, trading in Shares of the Funds may be impacted, either temporarily or indefinitely.

MSTR Performance Risk. MSTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MSTR provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSTR provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSTR could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited

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April 30, 2025

operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Bitcoin Risk. While the Funds will not directly invest in digital assets, they will be subject to the risks associated with Bitcoin by virtue of their investments in options contracts that reference MSTR. Investing in Bitcoin exposes investors (such as MSTR and, in turn, MSTR shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

G.	NVO Risks. The NVOX ETF invests in swap contracts that are based on the share price of NVO. In turn, the share price of NVO is based on the performance of NVO Nordisk. This subjects the Fund to certain of the same risks as if it owned shares of NVO (or NVO Nordisk), even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of NVO, the Fund may also be subject to the following risks:

Indirect Investment in NVO Nordisk Risk. NVO Nordisk is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of NVO Nordisk but will be exposed indirectly to the performance of NVO Nordisk (via NVO). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to NVO but will be subject to declines in the performance of NVO.

NVO Trading Risk. The trading price of the Underlying Security may exhibit volatility and significant fluctuations due to various factors inherent in the semiconductor industry. This sector is susceptible to price and volume fluctuations, which may not always correlate with the companies’ operational performance. Short sellers may exert influence on trading dynamics, potentially impacting supply and demand dynamics and contributing to market price volatility. The Underlying Security’s share price may also be disproportionately affected by public perception and external factors beyond NVO Nordisk’s control, given its prominence in the industry. Such attention can lead to heightened market reactions regardless of NVO Holding’s operational performance. Furthermore, following periods of market volatility, NVO Nordisk and similar companies may face securities class action litigation, diverting management attention and resources. NVO Holding’s historical exposure to such litigation underscores the potential risks, as adverse judgments or future stockholder actions could result in significant costs. Moreover, in the event of a trading halt for the Underlying Security, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

NVO Performance Risk. NVO may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVO to decline. NVO provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NVO provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If NVO’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NVO could decline significantly.

Pharmaceutical Industry Risks. Pharmaceutical research and development are very costly and highly uncertain; NVO may not succeed in developing, licensing, or acquiring commercially successful products sufficient in number or value to replace revenues of products that have lost or will lose intellectual property protection or are displaced by competing products or therapies. NVO and NVO’s products face intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers, and such competition could have a material adverse effect on NVO’s business. NVO’s business is subject to increasing government price controls and other public and private

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restrictions on pricing, reimbursement, and access for NVO’s drugs, which could have a material adverse effect on NVO’s results of operations, reputation or business. Pharmaceutical products can develop safety or efficacy concerns, which could have a material adverse effect on NVO’s revenues, income, and reputation.

Intellectual Property Risks. NVO derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject NVO to, or exacerbate, various risks. NVO depends on products with intellectual property protection for most of NVO’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of NVO’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. NVO’s long-term success depends on intellectual property protection; if NVO’s intellectual property rights are invalidated, circumvented, or weakened, NVO’s business will be adversely affected.

Operations Risks. Failure, inadequacy, breach of, or unauthorized access to, NVO’s IT systems or those of NVO’s third-party service providers, unauthorized access to NVO’s confidential information, or violations of data protection laws, could each result in material harm to NVO’s business and reputation. Manufacturing, quality, or supply chain difficulties, disruptions, or shortages could lead to product supply problems. Reliance on third-party relationships and outsourcing arrangements could adversely affect NVO’s business. NVO’s use of artificial intelligence or other emerging technologies could adversely impact NVO’s business and financial results.

International Business Risks. Uneven economic growth or downturns or international trade and other global disruptions, geopolitical tensions, or disputes could adversely affect NVO’s business and operating results. Changes in foreign currency rates, interest rate risks, and inflation could affect NVO’s results of operations.

Government Regulation and Litigation Risks . NVO faces litigation and investigations related to its products, how NVO prices or commercializes its products, and other aspects of NVO’s business, which could adversely affect NVO’s business, and NVO is self-insured for such matters. NVO is subject to evolving and complex tax laws, which may result in additional liabilities and affect NVO’s results of operations. Regulatory compliance problems could be damaging to NVO.

H.	ORCL Risks. The ORCX ETF invests in swap contracts and options that are based on the share price of ORCL. This subjects the Fund to certain of the same risks as if it owned shares of ORCL, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of ORCL, the Fund may also be subject to the following risks:

Indirect Investment in ORCL Risk. ORCL is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of ORCL but will be exposed to the performance of ORCL. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to ORCL but will be subject to declines in the performance of ORCL.

ORCL Trading Risk. The trading price of ORCL may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading ORCL, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence ORCL’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of ORCL, trading in shares of related funds may be impacted, either temporarily or indefinitely.

ORCL Performance Risk. ORCL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of ORCL to decline. ORCL provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance ORCL provides may not ultimately be accurate. If ORCL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by ORCL could decline significantly.

The accompanying notes are an integral part of these financial statements.	65

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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Operations and Business Risks. ORCL may be unsuccessful in developing and selling new products and services, integrating acquired products and services and enhancing its existing products and services. ORCL’s industry is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. If ORCL is unable to develop new or sufficiently differentiated products and services, enhance and improve its product offerings and support services in a timely manner or position and price its products and services to meet demand, customers may not purchase or subscribe to ORCL’s license, hardware or cloud offerings or renew license support, hardware support or cloud subscriptions contracts.

Data Security Risks. If ORCL’s security measures for its products and services are compromised and as a result, its data, its customers’ data or its IT systems are accessed improperly, made unavailable, or improperly modified, ORCL’s products and services may be perceived as vulnerable, its brand and reputation could be damaged, the IT services ORCL provides to its customers could be disrupted, and customers may stop using ORCL’s products and services, any of which could reduce ORCL’s revenue and earnings, increase its expenses and expose it to legal claims and regulatory actions.

Intellectual Property Risks. ORCL relies on copyright, trademark, patent and trade secret laws, confidentiality procedures, controls and contractual commitments to protect its intellectual property. Despite ORCL’s efforts, these protections may be limited. Unauthorized third parties may try to copy or reverse engineer ORCL products or otherwise use its intellectual property. ORCL patents may be invalidated or circumvented. Any of ORCL’s pending or future patent applications may not be issued with the claim scope it seeks, if at all. In addition, the laws of some countries do not provide the same level of intellectual property protection as U.S. laws and courts. If ORCL cannot protect its intellectual property against unauthorized copying or use, or other misappropriation, ORCL may not remain competitive.

I.	RGTI Risks. The RGTX ETF invests in swap contracts and options that are based on the share price of RGTI. This subjects the Fund to certain of the same risks as if it owned shares of RGTI, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of RGTI, the Fund may also be subject to the following risks:

Indirect Investment in RGTI Risk. RGTI is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of RGTI but will be exposed to the performance of RGTI. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to RGTI but will be subject to declines in the performance of RGTI.

RGTI Trading Risk. The trading price of RGTI may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading RGTI, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence RGTI’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of RGTI, trading in shares of related funds may be impacted, either temporarily or indefinitely.

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RGTI Performance Risk. RGTI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RGTI to decline. RGTI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RGTI provides may not ultimately be accurate. If RGTI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RGTI could decline significantly.

Semiconductors & Semiconductor Equipment Industry Risks. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end- user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The industry is complex and global in nature, with manufacturing plants predominantly located in East Asia. Because of this, it is subject to numerous risks, including geopolitical tensions, earthquakes, and extreme weather events. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Business Risks. RGTI faces significant financial and operational risks, including the need to raise additional capital by mid 2025 to sustain its research and development efforts. As of the RGTI annual report filed March 2025, the firm’s risk factors note that the RGTI will require “a significant amount of cash for expenditures as it invest in ongoing research and development and business operations.” As this Fund’s annual update will file end of August 2025, we will consider whether to make adjustments at that time but will leave as is for now. With a history of operating losses, limited revenue, and reliance on public sector contracts, the company is vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as the commercialization of its quantum systems. Failure to scale operations or successfully integrate new technologies could further impede growth and profitability. Material weaknesses in financial reporting controls and risks associated with complex financial instruments add to potential investor concerns.

The quantum computing industry’s competitive and evolving nature presents challenges, with barriers such as the need for technological breakthroughs and dependence on cloud providers, third-party suppliers, and government contracts. RGTI’s ability to protect its intellectual property, adapt to stringent regulatory environments, and address supply chain disruptions is critical. Additional risks include international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cybersecurity threats, and product liability claims. These factors, alongside the nascent stage of the quantum computing industry, pose significant uncertainties for the company’s long-term success.

J.	RIOT Risks. The RIOX ETF invests in swap contracts and options contracts that are based on the share price of RIOT. This subjects the Fund to certain of the same risks as if it owned shares of RIOT, even though it does not. By virtue of the Fund’ s investments in swap contracts and options contracts that are based on the value of RIOT, the Fund may also be subject to the following risks:

Indirect Investment in RIOT Risk. RIOT is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of RIOT but will be exposed to the performance of RIOT. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to RIOT but will be subject to declines in the performance of RIOT.

RIOT Trading Risk. The trading price of RIOT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of RIOT may be traded by short sellers which may put pressure on the supply and demand for the common stock of RIOT, further influencing volatility in its market price. Public

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perception and other factors outside of the control of RIOT may additionally impact RIOT’s share price due to RIOT garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any future stockholder litigation could result in substantial costs and a diversion of the management of RIOT’s attention and resources. If RIOT trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

RIOT Performance Risk. RIOT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RIOT to decline. RIOT provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RIOT provides may not ultimately be accurate. If RIOT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RIOT could decline significantly.

Industry Competition Risk. RIOT’s business is highly competitive and operates 24 hours a day, 7 days a week, on a global basis. The primary drivers of competition are demand for bitcoin, sufficient capital resources to acquire large quantities of high-quality miners, the ability to secure these miners from a limited number of suppliers on rapid delivery schedules, and the ability to execute on those miner deployments with the best-in-class mining infrastructure to generate the highest returns while incurring the lowest costs to mine. RIOT’s inability to maintain or improve market share versus its competitors could negatively impact its financial results.

Regulatory Risk . The digital asset exchanges on which bitcoin is traded are relatively new and largely unregulated. Many digital asset exchanges do not provide the public with significant information regarding their ownership structure, management teams, corporate practices, or regulatory compliance. As a result, the marketplace may lose confidence in, or may experience problems relating to, such digital asset exchanges, including prominent exchanges handling a significant portion of the volume of digital asset trading. A perceived lack of stability in the digital asset exchange market and the closure or temporary shutdown of digital asset exchanges due to business failure, hackers or malware, government-mandated regulation, or fraud may reduce confidence in digital asset networks and result in greater volatility in digital asset values, such as bitcoin.

Bitcoin Price. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with bitcoin by virtue of its exposure to RIOT. Investing in bitcoin or having a business dependent on the price of bitcoin (such as RIOT and, in turn, RIOT shareholders) carries significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments.

Bitcoin Halving. While Bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue RIOT earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on RIOT’s results of operations and financial condition.

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by

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April 30, 2025

limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If RIOT, in an effort to grow its hash rate, is unable to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on RIOT’s financial condition and the market price for its securities.

Capital Markets Industry Risk. Capital markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

K.	RKLB Risks. The RKLX ETF invests in swap contracts and options that are based on the share price of RKLB. This subjects the Fund to certain of the same risks as if it owned shares of RKLB, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of RKLB, the Fund may also be subject to the following risks:

Indirect Investment in RKLB Risk. RKLB is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of RKLB but will be exposed to the performance of RKLB. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to RKLB but will be subject to declines in the performance of RKLB.

RKLB Trading Risk. The trading price of RKLB may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading RKLB, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence RKLB’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of RKLB, trading in shares of related funds may be impacted, either temporarily or indefinitely.

RKLB Performance Risk. RKLB may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RKLB to decline. RKLB provides guidance regarding its expected financial and business performance, such as projections regarding sales and production. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RKLB provides may not ultimately be accurate. If RKLB’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RKLB could decline significantly.

Aerospace & Defense Industry Risks. Companies in the aerospace and defense industry are subject to risks stemming from their reliance on government budgets and spending priorities, which can fluctuate due to political and economic pressures. These companies often operate in highly competitive markets and may face challenges from both domestic and international competitors. The aerospace and defense industry is also affected by geopolitical tensions, trade policies, and regulatory changes that can impact market access and operational efficiency. Aerospace and defense companies typically rely on complex supply chains for specialized components and materials. Disruptions in these supply chains, whether due to shortages, price increases, or geopolitical factors, can significantly affect production and profitability. Additionally, technological advancements are critical for maintaining competitiveness in this sector, but the high cost and uncertain outcomes of research and development efforts may pose financial risks. Companies in this industry face heightened cybersecurity risks due to the sensitive nature of their technologies, and breaches can lead to operational disruptions, reputational damage, and regulatory scrutiny. Long-term fixed-cost contracts, which are common in this sector, may expose companies to financial losses if costs exceed estimates. Furthermore, environmental and safety regulations, as well as export controls, tariffs, and trade restrictions, impose significant compliance costs and may limit market opportunities. The aerospace

The accompanying notes are an integral part of these financial statements.	69

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and defense industry is inherently cyclical and influenced by global political and economic developments, which can contribute to earnings volatility and investment risks.

Business Risks. RKLB has experienced rapid growth, with its employee base and operations expanding substantially in recent years, placing considerable demands on its management, operational infrastructure, and financial resources. Continued growth is dependent on RKLB’s ability to scale its revenue, improve operational efficiencies, and maintain profitability while effectively managing its increasingly complex organizational structure. Failure to integrate acquisitions, enhance business processes, or address evolving customer and market demands could adversely affect RKLB’s growth prospects.

RKLB operates in competitive markets for rocket launch services, mission services, spacecraft, and spacecraft components, facing challenges from established players and new entrants. RKLB’s success relies on its ability to anticipate and respond to macroeconomic and industry-specific changes, hire and retain talent, and maintain high levels of customer satisfaction. Additionally, interruptions from information technology failures, cybersecurity breaches, or other infrastructure issues could disrupt operations. RKLB’s ability to comply with applicable regulations and adapt to changes in the industry also presents ongoing risks.

While RKLB has demonstrated significant revenue growth in recent years, future revenue generation and growth are uncertain. Rising operating expenses may outpace revenue growth, potentially harming profitability and the company’s overall financial condition. Failure to address these risks could materially impact RKLB’s business and long-term prospects.

L.	SMCI Risks. The SMCX ETF invests in swaps and options contracts that are based on the share price of SMCI. This subjects the Funds to certain of the same risks as if they owned shares of SMCI, even though they do not. By virtue of each Fund’s investments in swap contracts that are based on the value of SMCI, the Funds may also be subject to the following risks:

Indirect Investment in SMCI Risk. SMCI is not affiliated with the Trust, the Funds, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of SMCI but will be exposed to the performance of SMCI. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to SMCI but will be subject to declines in the performance of SMCI.

SMCI Trading Risk. The trading price of SMCI may demonstrate volatility and wide fluctuations due to various factors inherent in the technology industry. Unlike some other sectors, the technology industry, including SMCI, is prone to significant price and volume fluctuations, occasionally unrelated to operational performance. Short sellers may also play a significant role in trading SMCI, impacting supply and demand dynamics and contributing to market price volatility. Moreover, external factors and public perception may disproportionately influence SMCI’s share price within the technology sector, with heightened public attention notwithstanding operational performance. Furthermore, SMCI, like other tech companies, may encounter securities class action litigation during periods of market volatility, potentially resulting in substantial costs and diverting management’s attention and resources. In the event of a trading halt for SMCI, trading in Shares of the Funds may be impacted, either temporarily or indefinitely.

SMCI Performance Risk. SMCI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SMCI to decline. SMCI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SMCI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SMCI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SMCI could decline significantly.

The accompanying notes are an integral part of these financial statements.	70

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Delisting Risk. SMCI (the “Company”) announced that on February 25, 2025 it received a notification letter from NASDAQ indicating that it now complies with NASDAQ Listing Rule 5250(c)(1), which requires timely filing of reports with the SEC and the matter is now closed.

Prior to its filing on February 25, 2025, the Company had received notification letters from NASDAQ on September 17, 2024 and February 21, 2025, stating that the Company was not in compliance with NASDAQ listing rule 5250(c)(1) as a result of the Company’s delay in filing its Quarterly Report on Form 10-Q for the period ending December 31, 2024 and its continued delay in filing its Annual Report on Form 10-K for the period ending June 30, 2024 Form 10-K and Quarterly Report on Form 10-Q for the period ending September 30, 2024. As previously announced, on February 25, 2025, the Company has filed each of such periodic reports such that it is now current with respect to its Securities Exchange Act reporting obligations.

Under the NASDAQ rules, SMCI has 60 days from the date of the notice either to file the Form 10-K or to submit a plan to NASDAQ to regain compliance with NASDAQ’s listing rules. If a plan is submitted and accepted, SMCI could be granted up to 180 days from the Form 10-K’s due date to regain compliance. If NASDAQ does not accept SMCI’s plan, then SMCI will have the opportunity to appeal that decision to a Nasdaq hearings panel.

Operational and Execution Risk. Adverse economic conditions may adversely affect SMCI’s business operations. Ongoing events in eastern Europe and the Taiwan Strait pose challenges and risks to SMCI, potentially impacting its business, financial condition, and operating results. Quarterly operating results have historically fluctuated and are likely to continue doing so in the future. Predicting revenue and margins for specific periods is challenging, and any revenue shortfall or margin decline may negatively impact SMCI’s operating results. As SMCI targets larger customers and sales opportunities, its customer base may become more concentrated, increasing costs, lowering margins, and exposing the company to inventory risks.

Strategic and Industry Risks. Failure to manage the expansion of international manufacturing capacity and business operations could harm SMCI’s business. Additionally, managing growth and expansion effectively is crucial for SMCI’s success. Expansion into markets outside the United States exposes SMCI to inherent risks associated with international business operations. Development of new products and enhancements to existing products is vital for SMCI’s growth; failure to predict or respond to emerging technological trends and changing customer needs may adversely affect its market share and operating results.

Legal and Regulatory Risks. SMCI is subject to complex and evolving laws and regulations concerning privacy, data protection, and other matters due to the nature of its products and services. Compliance with environmental, health, and safety laws and regulations is essential for SMCI due to its operations involving regulated materials. Failure to maintain effective internal control over financial reporting may lead to investor loss of confidence and decrease the market price of SMCI’s common stock.

Financial Risks. SMCI’s research and development expenditures are considerably higher than those of many competitors, impacting its financial performance. Future effective income tax rates could be affected by changes in operations and income among different geographic regions and changes in domestic and foreign income tax laws. Backlog does not significantly contribute to SMCI’s net sales in any quarter.

General Risks. SMCI’s products may not be perceived as supporting climate change mitigation efforts in the information technology sector. Natural disaster events, including those related to climate change, may impact SMCI’s business and operations. Risks associated with the use of AI by SMCI’s workforce may arise. Expectations regarding environmental, social, and governance considerations expose SMCI to potential liabilities, reputational harm, and other unforeseen adverse effects on its business.

M.	SOFI Risks. The SOFX ETF invests in swap contracts and options that are based on the share price of SOFI. This subjects the Fund to certain of the same risks as if it owned shares of SOFI, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of SOFI, the Fund may also be subject to the following risks:

Indirect Investment in SOFI Risk. SOFI is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SOFI but will be exposed to the performance of SOFI. Investors in the Fund will not have the right to receive

The accompanying notes are an integral part of these financial statements.	71

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April 30, 2025

dividends or other distributions or any other rights with respect to SOFI but will be subject to declines in the performance of SOFI.

SOFI Trading Risk. The trading price of SOFI may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading SOFI, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence SOFI’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of SOFI, trading in shares of related funds may be impacted, either temporarily or indefinitely.

SOFI Performance Risk. SOFI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SOFI to decline. SOFI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SOFI provides may not ultimately be accurate. If SOFI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SOFI could decline significantly.

Consumer Finance Industry Risks: The consumer finance industry can be significantly affected by changing economic conditions, demand for consumer loans, and refinancing activity. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the consumer finance industry. Companies in the consumer finance industry are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable.

Interest Rate Risks. SOFI’s business is sensitive to interest rates and interest rates are highly sensitive to many factors that are beyond SOFI’s control, including global, domestic and local economic conditions and the policies of various governmental and regulatory agencies and, in particular, the Federal Reserve. SOFI is unable to predict future changes in interest rates. Changes to prevailing interest rates could influence not only the interest SOFI receives on loans and investments and the amount of interest it pays on deposits and borrowings, but could also affect (i) SOFI’s ability to originate loans at competitive rates and obtain deposits; (ii) the fair value of SOFI’s financial assets and liabilities; (iii) the average duration of SOFI’s loan portfolios and other interest-earning assets; (iv) the mix of lending products SOFI originates which is influenced by demand for refinancing products; and (v) the competition faced by its SoFi Money deposit product from other investment products which may become more attractive as interest rates rise.

Intellectual Property Risks: SOFI’s ability to provide products and services to its members and technology platform clients depends, in part, upon its proprietary technology. SOFI may be unable to protect its proprietary technology effectively, which would allow competitors to duplicate its business processes and know-how, and adversely affect its ability to compete with them. A third party may attempt to reverse engineer or otherwise obtain and use SOFI’s proprietary technology without its consent. The pursuit of a claim against a third party for infringement of intellectual property could be costly, and there can be no guarantee that any such efforts would be successful.

Operations Risks: Failure, inadequacy, breach of, or unauthorized access to, SOFI’s IT systems or those of SOFI’s third- party service providers, unauthorized access to SOFI’s confidential information, or violations of data protection laws, could each result in material harm to SOFI’s business and reputation. SOFI’s use of artificial intelligence or other emerging technologies could adversely impact SOFI’s business and financial results.

International Business Risks: If SOFI fails to deploy or manage its operations successfully in international markets, its business and operations may suffer. In addition, SOFI is subject to a variety of risks inherent in doing business internationally, including risks related to government regulation, political, social and/or economic instability or military conflict, higher levels of credit risk and fraud, fluctuations in currency exchange rates and global market volatility, among others.

The accompanying notes are an integral part of these financial statements.	72

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N.	MSTR Price Appreciation Risks. As part of the SMST ETF’s inverse investment strategy, the Fund purchases and sells swap contracts that are based on the share price of MSTR. This strategy subjects the Fund to certain of the same risks as if it shorted shares of MSTR, even though it does not. By virtue of the Fund’s indirect -2X exposure to changes in the share price of MSTR, the Fund is subject to the risk that MSTR’s share price increases. If the share price of MSTR increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to MSTR stock but will be subject to declines in the performance of MSTR stock.

MSTR Good Performance Risk. MSTR may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of MSTR. MSTR regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. MSTR’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is accurate or varies positively from actual results, MSTR’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Bitcoin Positive Performance Risk. MSTR's significant investment in bitcoin has become a key driver of its stock price. Any positive movement in the price of Bitcoin, such as reaching new all-time highs, increased institutional adoption, or favorable regulatory developments, directly impacts MSTR's balance sheet and investor perception. With MSTR holding a substantial amount of Bitcoin, its stock price tends to correlate with Bitcoin's performance.

Analytics and Business Intelligence Market Growth Risk. MSTR operates in the analytics and business intelligence (BI) industry, which is experiencing robust growth due to increasing data volumes and the need for data-driven decision-making across various sectors. MSTR's suite of BI software and analytics solutions positions it well to capitalize on this growth trend. Any indication of market expansion, such as growing demand for analytics tools or favorable industry forecasts, can drive investor optimism and push up MSTR's stock price.

Product Innovation and Adoption Risk. MSTR continuously innovates its product offerings to stay competitive in the rapidly evolving analytics market. The company's investments in cloud-based analytics platforms, mobile BI solutions, and AI-driven analytics capabilities demonstrate its commitment to meeting changing customer needs. Positive feedback or strong adoption rates for new products and features can signal to investors that MSTR remains at the forefront of technological advancements, potentially boosting its stock price.

Partnerships and Strategic Alliances Risk. MSTR frequently forms partnerships and strategic alliances with leading technology companies to enhance its product offerings and expand its market reach. For example, collaborations with cloud service providers can broaden MSTR's customer base and drive revenue growth. Any announcements of significant partnerships or alliances that strengthen MSTR's competitive position are likely to be viewed positively by investors and could lead to a stock price increase.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance MSTR's reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company's future performance can drive investor enthusiasm and contribute to a rise in MSTR's stock price.

O.	SMCI Price Appreciation Risk. As part of the SMCZ ETF’s inverse investment strategy, the Fund purchases and sells swap contracts that are based on the share price of SMCI common stock. This strategy subjects the Fund to certain of the same risks as if it shorted shares of SMCI, even though it does not. By virtue of the Fund’s indirect -2X exposure to changes in the share price

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of SMCI, the Fund is subject to the risk that SMCI’s share price increases. If the share price of SMCI increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in SMCI Risk. Super Micro Computer, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of Super Micro Computer, Inc., but will be exposed to the performance of SMCI. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to SMCI, but will be adversely impacted by increases in the share price of SMCI.

SMCI Good Performance Risk. SMCI may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of SMCI. SMCI regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. SMCI’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If SMCI’s guidance is accurate or varies positively from actual results, SMCI’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance SMCI’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in SMCI’s stock price.

Delisting Risk. SMCI has previously failed to timely file its required SEC reports, including its Form 10-K, and its prior auditor resigned, raising concerns about the company’s financial reporting and transparency. Additionally, SMCI has faced threats of delisting from NASDAQ due to noncompliance with exchange listing requirements. If SMCI continues to experience delays or deficiencies in its financial disclosures, investors may lack access to timely and reliable information necessary for informed decision-making, potentially increasing volatility in SMCI’s stock price and adversely affecting the Fund’s performance. A delisting event would further impair the Fund’s ability to achieve its investment objective and could lead to its closure and liquidation. The effective operation of leveraged inverse ETFs depends on stable and liquid trading markets for the underlying security. Any disruptions in SMCI’s liquidity, widening of bid-ask spreads, or market inefficiencies stemming from ongoing regulatory or financial issues could hinder the Fund’s ability to track its intended -2X inverse multiple. Furthermore, SMCI’s increased stock price volatility, combined with the Fund’s leveraged inverse structure, may amplify potential losses in the event of sharp upward price movements, particularly in the absence of consistent financial disclosures and stable market conditions.

P.	Single Issuer Risk . Issuer-specific attributes may cause an investment in the Funds to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Funds, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Funds will seek to employ their investment strategy as it relates to the underlying issuer regardless of whether the company has strong earnings reports, or provides positive future guidance, dividend increases, share buybacks, or engages in strategic acquisitions and product launches. Additionally, the Funds will seek to employ their investment strategy as they relate to the underlying issuer regardless of whether there are favorable industry trends, regulatory approvals, analyst upgrades, strategic partnerships, debt reduction, or improved economic conditions.

Q.	Compounding and Market Volatility Risk. Each Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the respective Underlying Security’s performance, before a Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For each Fund aiming to replicate two times the daily performance of its Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s

The accompanying notes are an integral part of these financial statements.	74

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investment has increased. The effect of compounding becomes more pronounced as an Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the respective Underlying Security during a shareholder’s holding period of an investment in each Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
AVGX ETF	1.29%
HIMZ ETF	1.29%
HOOX ETF	1.29%
IONX ETF	1.29%
LLYX ETF	1.29%
MSTX ETF	1.29%
NVOX ETF	1.29%
ORCX ETF	1.29%
RGTX ETF	1.29%
RIOX ETF	0.95%
RKLX ETF	1.29%
SMCX ETF	1.29%
SOFX ETF	1.29%
SMST ETF	1.29%
SMCZ ETF	1.29%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended April 30, 2025 are disclosed in the Statements of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including

The accompanying notes are an integral part of these financial statements.	75

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regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal periods ended April 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options contracts, and in-kind transactions were as follows:

Fund:	Purchases	Sales
AVGX ETF	$58,501,489	$53,486,350
HIMZ ETF	2,311,688	1,551,276
HOOX ETF	1,116,300	650,507
IONX ETF	5,439,159	3,675,754
LLYX ETF	10,496,591	9,828,415
MSTX ETF	2,520,146,534	2,492,426,083
NVOX ETF	1,487,176	1,178,256
ORCX ETF	1,187,745	933,965
RGTX ETF	543,815	414,128
RIOX ETF	9,928,630	8,254,526
RKLX ETF	1,078,235	800,267
SMCX ETF	274,702,456	256,245,024
SOFX ETF	6,552,374	4,743,616
SMST ETF	-	-
SMCZ ETF	-	-

The accompanying notes are an integral part of these financial statements.	76

Notes to Financial Statements	Defiance ETFs
April 30, 2025

Funds. Funds.

For the fiscal periods ended April 30, 2025, there were no purchases or sales of long-term U.S. government securities for the For the fiscal periods ended April 30, 2025, there were no in-kind transactions associated with creations or redemptions for the

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal periods ended April 30, 2025 were as follows:

Fund:	Ordinary Income
AVGX ETF	$ 806,878
HIMZ ETF	—
HOOX ETF	—
IONX ETF	—
LLYX ETF	—
MSTX ETF	352,755,036
NVOX ETF	—
ORCX ETF	—
RGTX ETF	—
RIOX ETF	—
RKLX ETF	—
SMCX ETF	—
SOFX ETF	—
SMST ETF	—
SMCZ ETF	—

As of the periods ended April 30, 2025, components of the distributable earnings (accumulated losses) on a tax basis were as follows:

	AVGX ETF	HIMZ ETF	HOOX ETF	IONX ETF	LLYX ETF	MSTX ETF
Investments including written options, at cost (a)	$8,321,313	$2,104,321	$1,163,074	$2,316,995	$1,610,931	$517,130,971
Gross tax unrealized appreciation	1,412,161	116,746	47,968	207,482	74,433	14,237,033
Gross tax unrealized depreciation	(2,538,209)	(80,916)	(38,033)	(87,195)	(97,597)	(49,149,488)
Net tax unrealized appreciation (depreciation)	(1,126,048)	35,830	9,935	120,287	(23,164)	(34,912,455)
Undistributed ordinary income (loss)	—	2,819,924	1,203,611	5,096,319	2,192,296	512,101,293
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	2,819,924	1,203,611	5,096,319	2,192,296	512,101,293
Other accumulated gain (loss) (b)	(15,786,730)	(752,706)	(320,057)	(1,771,057)	(1,306,822)	(877,548,964)
Total distributable earnings (accumulated losses)	$(16,912,778)	$2,103,048	$893,489	$3,445,549	$862,310	$(400,360,126)

The accompanying notes are an integral part of these financial statements.	77

Notes to Financial Statements	Defiance ETFs
April 30, 2025

	NVOX ETF	ORCX ETF	RGTX ETF	RIOX ETF	RKLX ETF	SMCX ETF
Investments including written options, at cost (a)	$649,000	$898,333	$359,836	$2,012,798	$1,106,023	$47,576,408
Gross tax unrealized appreciation	74,628	17,902	10,831	41,905	47,276	590,242
Gross tax unrealized depreciation	(145,111)	(61,587)	(2,555)	(739,982)	(37,445)	(7,019,298)
Net tax unrealized appreciation (depreciation)	(70,483)	(43,685)	8,276	(698,077)	9,831	(6,429,056)
Undistributed ordinary income (loss)	—	—	446,523	—	914,641	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings ...	—	—	446,523	—	914,641	—
Other accumulated gain (loss) (b)	(1,811,135)	(904,010)	—	(16,056,964)	(445,690)	(133,489,389)
Total distributable earnings (accumulated losses)	$(1,881,618)	$(947,695)	$454,799	$(16,755,041)	$478,782	$(139,918,445)

	SOFX ETF	SMST ETF	SMCZ ETF
Investments including written options, at cost (a)	$3,311,090	$6,145,672	$312,479
Gross tax unrealized appreciation	189,354	—	—
Gross tax unrealized depreciation	(456,847)	—	—
Net tax unrealized appreciation (depreciation)	(267,493)	—	—
Undistributed ordinary income (loss)	—	—	184,383
Undistributed long-term capital gain (loss)	—	—	—
Total distributable earnings ...	—	—	184,383
Other accumulated gain (loss) (b)	(6,485,582)	(14,567,968)	—
Total distributable earnings (accumulated losses)	$(6,753,075)	$(14,567,968)	$184,383

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late- year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal periods ended April 30, 2025, the Funds have elected to defer the following Post-October and Late-Year Losses.

Fund:	Post October Capital Loss Deferral	Late Year Loss Deferral
AVGX ETF	$5,484,708	$10,302,022
HIMZ ETF	752,706	—
HOOX ETF	320,057	—
IONX ETF	1,771,057	—
LLYX ETF	—	—
MSTX ETF	877,548,964	—
NVOX ETF	774,234	1,036,901
ORCX ETF	235,151	668,859
RGTX ETF	—	—
RIOX ETF	3,961,412	12,095,552

The accompanying notes are an integral part of these financial statements.	78

Notes to Financial Statements	Defiance ETFs
April 30, 2025

RKLX ETF	445,690	—
SMCX ETF	—	56,556,638
SOFX ETF	2,825,551	3,660,031
SMST ETF	—	14,567,968
SMCZ ETF	—	—

As of the most recent fiscal periods ended April 30, 2025, the following Funds had long-term and short-term capital loss carryovers, which do not expire.

Long-Term Capital		Short-Term Capital
Fund:	Loss Carryovers	Loss Carryovers
AVGX ETF	$—	$—
HIMZ ETF	—	—
HOOX ETF	—	—
IONX ETF	—	—
LLYX ETF	—	1,306,822
MSTX ETF	—	—
NVOX ETF	—	—
ORCX ETF	—	—
RGTX ETF	—	—
RIOX ETF	—	—
RKLX ETF	—	—
SMCX ETF	—	76,932,751
SOFX ETF	—	—
SMST ETF	—	—
SMCZ ETF	—	—
NOTE 8 – REVERSE STOCK SPLIT

During the period ended April 30, 2025, the shares of SMCX ETF and SMST ETF were adjusted to reflect one reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in each Fund while maintaining the Funds’ and each shareholder’s aggregate NAV. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on November 18, 2024:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
SMCX ETF	11/18/2024	1 for 20	$1.28	$25.59	21,850,000	1,092,500
SMST ETF (a)	11/18/2024	1 for 5	$1.58	$7.93	5,050,000	1,010,000

(a)       Please see Note 11 for subsequent reverse stock split effective May 23, 2025.

NOTE 9 – SHARES TRANSACTIONS

Shares of the AVGX ETF, HIMZ ETF, HOOX ETF, IONX ETF, MSTX ETF, ORCX ETF, RGTX ETF, RKLX ETF, SMCX

ETF, SOFX ETF, SMST ETF, and SMCZ ETF are listed and traded on the NASDAQ and Shares of the LLYX ETF, NVOX ETF, and RIOX ETF are listed on the NYSE. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

The accompanying notes are an integral part of these financial statements.	79

Notes to Financial Statements	Defiance ETFs
April 30, 2025

Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective May 23, 2025 the Shares of the SMST ETF were adjusted to reflect a one-for-twenty stock split. The effect of this reverse stock split was to reduce the number of Shares outstanding in the Fund while maintaining the Fund’s and shareholder’s aggregate NAV. Set forth below are details regarding the reverse stock split which has been retroactively applied to the financial statements.

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
SMST ETF	05/23/2025	1 for 20	$1.51	$30.16	27,684,985	1,384,249

Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.	80

Report of Independent Registered Public Accounting Firm	Defiance ETFs

To the Shareholders of Defiance ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and total return swap contracts, of Defiance ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of April 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Daily Target 2X Long AVGO ETF	For the period from August 21, 2024 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long HIMS ETF	For the period from March 12, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long HOOD ETF	For the period from March 18, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long IONQ ETF	For the period from March 11, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long LLY ETF	For the period from August 7, 2024 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long MSTR ETF	For the period from August 14, 2024 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long NVO ETF	For the period from December 2, 2024 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long ORCL ETF	For the period from February 6, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long RGTI ETF	For the period from March 31, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long RIOT ETF	For the period from January 2, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long RKLB ETF	For the period from March 12, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long SMCI ETF	For the period from August 21, 2024 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Long SOFI ETF	For the period from January 15, 2025 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Short MSTR ETF	For the period from August 20, 2024 (commencement of operations) through April 30, 2025
Defiance Daily Target 2X Short SMCI ETF	For the period from March 31, 2025 (commencement of operations) through April 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 10, 2025

The accompanying notes are an integral part of these financial statements.	81

Other Non-Audited Information	Defiance ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal periods ended April 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Defiance Daily Target 2X Long AVGO ETF	1.32%
Defiance Daily Target 2X Long HIMS ETF	0.00%
Defiance Daily Target 2X Long HOOD ETF	0.00%
Defiance Daily Target 2X Long IONQ ETF	0.00%
Defiance Daily Target 2X Long LLY ETF	0.00%
Defiance Daily Target 2X Long MSTR ETF	0.00%
Defiance Daily Target 2X Long NVO ETF	0.00%
Defiance Daily Target 2X Long ORCL ETF	0.00%
Defiance Daily Target 2X Long RGTI ETF	0.00%
Defiance Daily Target 2X Long RIOT ETF	0.00%
Defiance Daily Target 2X Long SMCI ETF	0.00%
Defiance Daily Target 2X Long RKLB ETF	0.00%
Defiance Daily Target 2X Long SOFI ETF	0.00%
Defiance Daily Target 2X Short MSTR ETF	0.00%
Defiance Daily Target 2X Short SMCI ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal periods ended April 30, 2025, were as follows:

Defiance Daily Target 2X Long AVGO ETF	1.34%
Defiance Daily Target 2X Long HIMS ETF	0.00%
Defiance Daily Target 2X Long HOOD ETF	0.00%
Defiance Daily Target 2X Long IONQ ETF	0.00%
Defiance Daily Target 2X Long LLY ETF	0.00%
Defiance Daily Target 2X Long MSTR ETF	0.00%
Defiance Daily Target 2X Long NVO ETF	0.00%
Defiance Daily Target 2X Long ORCL ETF	0.00%
Defiance Daily Target 2X Long RGTI ETF	0.00%
Defiance Daily Target 2X Long RIOT ETF	0.00%
Defiance Daily Target 2X Long SMCI ETF	0.00%
Defiance Daily Target 2X Long RKLB ETF	0.00%
Defiance Daily Target 2X Long SOFI ETF	0.00%
Defiance Daily Target 2X Short MSTR ETF	0.00%
Defiance Daily Target 2X Short SMCI ETF	0.00%

The accompanying notes are an integral part of these financial statements.	82

Other Non-Audited Information	Defiance ETFs

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal periods ended April 30, 2025, were as follows:

Defiance Daily Target 2X Long AVGO ETF	62.05%
Defiance Daily Target 2X Long HIMS ETF	0.00%
Defiance Daily Target 2X Long HOOD ETF	0.00%
Defiance Daily Target 2X Long IONQ ETF	0.00%
Defiance Daily Target 2X Long LLY ETF	0.00%
Defiance Daily Target 2X Long MSTR ETF	0.00%
Defiance Daily Target 2X Long NVO ETF	0.00%
Defiance Daily Target 2X Long ORCL ETF	0.00%
Defiance Daily Target 2X Long RGTI ETF	0.00%
Defiance Daily Target 2X Long RIOT ETF	0.00%
Defiance Daily Target 2X Long SMCI ETF	0.00%
Defiance Daily Target 2X Long RKLB ETF	0.00%
Defiance Daily Target 2X Long SOFI ETF	0.00%
Defiance Daily Target 2X Short MSTR ETF	0.00%
Defiance Daily Target 2X Short SMCI ETF	0.00%

The accompanying notes are an integral part of these financial statements.	83

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on May 14, 2024, January 3, 2025, and between February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreements (the “Advisory Agreements”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Long RIOT ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long SOFI ETF, and Defiance Daily Target 2X Short SMCI ETF (collectively, the “Defiance ETFs” or the “Funds”);

Pursuant to Section 15(c) of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meetings, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of each Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held on May 14, 2024, January 3, 2025, and between February 5-6, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meetings, and the Adviser’s oral presentations and any other information that the Board received at the meetings and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on its experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations at the time of each Fund’s approval and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of their Peer Groups. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of each Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.

The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether each Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board considered these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the firm. The Board also considered that Defiance Group Holdings, LLC was acting as sponsor to the Defiance ETFs and that the sponsor had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	July 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	July 11, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date:	July 11, 2025

* Print the name and title of each signing officer under his or her signature.